Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000787441
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
MainStay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund | MainStay Common Stock Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSSX
MainStay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund | MainStay Common Stock Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSOAX
MainStay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund | MainStay Common Stock Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPBX
MainStay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund | MainStay Common Stock Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGOCX
MainStay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund | MainStay Common Stock Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSOIX
MainStay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund | MainStay Common Stock Fund - Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSORX
MainStay Large Cap Growth Fund (Prospectus Summary) | MainStay Large Cap Growth Fund | MainStay Large Cap Growth Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLINX
MainStay Large Cap Growth Fund (Prospectus Summary) | MainStay Large Cap Growth Fund | MainStay Large Cap Growth Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLAAX
MainStay Large Cap Growth Fund (Prospectus Summary) | MainStay Large Cap Growth Fund | MainStay Large Cap Growth Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLABX
MainStay Large Cap Growth Fund (Prospectus Summary) | MainStay Large Cap Growth Fund | MainStay Large Cap Growth Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLACX
MainStay Large Cap Growth Fund (Prospectus Summary) | MainStay Large Cap Growth Fund | MainStay Large Cap Growth Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLAIX
MainStay Large Cap Growth Fund (Prospectus Summary) | MainStay Large Cap Growth Fund | MainStay Large Cap Growth Fund - Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLRRX
MainStay Large Cap Growth Fund (Prospectus Summary) | MainStay Large Cap Growth Fund | MainStay Large Cap Growth Fund - Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLRTX
MainStay Large Cap Growth Fund (Prospectus Summary) | MainStay Large Cap Growth Fund | MainStay Large Cap Growth Fund - Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLGRX
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | MainStay MAP Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSMIX
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | MainStay MAP Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPAX
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | MainStay MAP Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPBX
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | MainStay MAP Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMPCX
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | MainStay MAP Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUBFX
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | MainStay MAP Fund - Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPRX
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | MainStay MAP Fund - Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPRRX
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | MainStay MAP Fund - Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMAPX
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | MainStay International Equity Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINNX
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | MainStay International Equity Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSEAX
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | MainStay International Equity Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINEX
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | MainStay International Equity Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIECX
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | MainStay International Equity Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSIIX
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | MainStay International Equity Fund - Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIERX
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | MainStay International Equity Fund - Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIRRX
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | MainStay International Equity Fund - Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIFRX
MainStay Flexible Bond Opportunities Fund (Prospectus Summary) | MainStay Flexible Bond Opportunities Fund | MainStay Flexible Bond Opportunities Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSYDX
MainStay Flexible Bond Opportunities Fund (Prospectus Summary) | MainStay Flexible Bond Opportunities Fund | MainStay Flexible Bond Opportunities Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MASAX
MainStay Flexible Bond Opportunities Fund (Prospectus Summary) | MainStay Flexible Bond Opportunities Fund | MainStay Flexible Bond Opportunities Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MASBX
MainStay Flexible Bond Opportunities Fund (Prospectus Summary) | MainStay Flexible Bond Opportunities Fund | MainStay Flexible Bond Opportunities Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSICX
MainStay Flexible Bond Opportunities Fund (Prospectus Summary) | MainStay Flexible Bond Opportunities Fund | MainStay Flexible Bond Opportunities Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSDIX
MainStay Government Fund (Prospectus Summary) | MainStay Government Fund | MainStay Government Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVNX
MainStay Government Fund (Prospectus Summary) | MainStay Government Fund | MainStay Government Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVAX
MainStay Government Fund (Prospectus Summary) | MainStay Government Fund | MainStay Government Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSGX
MainStay Government Fund (Prospectus Summary) | MainStay Government Fund | MainStay Government Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVCX
MainStay Government Fund (Prospectus Summary) | MainStay Government Fund | MainStay Government Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGOIX
MainStay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay High Yield Corporate Bond Fund | MainStay High Yield Corporate Bond Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHHIX
MainStay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay High Yield Corporate Bond Fund | MainStay High Yield Corporate Bond Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHCAX
MainStay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay High Yield Corporate Bond Fund | MainStay High Yield Corporate Bond Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKHCX
MainStay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay High Yield Corporate Bond Fund | MainStay High Yield Corporate Bond Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYHCX
MainStay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay High Yield Corporate Bond Fund | MainStay High Yield Corporate Bond Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHYIX
MainStay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay High Yield Corporate Bond Fund | MainStay High Yield Corporate Bond Fund - Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHYRX
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund | MainStay Money Market Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKTXX
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund | MainStay Money Market Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMAXX
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund | MainStay Money Market Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKMXX
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund | MainStay Money Market Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCXX
MainStay Principal Preservation Fund (Prospectus Summary) | MainStay Principal Preservation Fund | MainStay Principal Preservation Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCPXX
MainStay Tax Free Bond Fund (Prospectus Summary) | MainStay Tax Free Bond Fund | MainStay Tax Free Bond Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKINX
MainStay Tax Free Bond Fund (Prospectus Summary) | MainStay Tax Free Bond Fund | MainStay Tax Free Bond Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTBAX
MainStay Tax Free Bond Fund (Prospectus Summary) | MainStay Tax Free Bond Fund | MainStay Tax Free Bond Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKTBX
MainStay Tax Free Bond Fund (Prospectus Summary) | MainStay Tax Free Bond Fund | MainStay Tax Free Bond Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFCX
MainStay Tax Free Bond Fund (Prospectus Summary) | MainStay Tax Free Bond Fund | MainStay Tax Free Bond Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTBIX
MainStay Global High Income Fund (Prospectus Summary) | MainStay Global High Income Fund | MainStay Global High Income Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHHX
MainStay Global High Income Fund (Prospectus Summary) | MainStay Global High Income Fund | MainStay Global High Income Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHAX
MainStay Global High Income Fund (Prospectus Summary) | MainStay Global High Income Fund | MainStay Global High Income Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHBX
MainStay Global High Income Fund (Prospectus Summary) | MainStay Global High Income Fund | MainStay Global High Income Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHYCX
MainStay Global High Income Fund (Prospectus Summary) | MainStay Global High Income Fund | MainStay Global High Income Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHIX
MainStay Convertible Fund (Prospectus Summary) | MainStay Convertible Fund | MainStay Convertible Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCINX
MainStay Convertible Fund (Prospectus Summary) | MainStay Convertible Fund | MainStay Convertible Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCOAX
MainStay Convertible Fund (Prospectus Summary) | MainStay Convertible Fund | MainStay Convertible Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSVX
MainStay Convertible Fund (Prospectus Summary) | MainStay Convertible Fund | MainStay Convertible Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCCVX
MainStay Convertible Fund (Prospectus Summary) | MainStay Convertible Fund | MainStay Convertible Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCNVX
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | MainStay Income Builder Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTINX
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | MainStay Income Builder Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRAX
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | MainStay Income Builder Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKTRX
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | MainStay Income Builder Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCTRX
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | MainStay Income Builder Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTOIX
MainStay Equity Index Fund (Prospectus Summary) | MainStay Equity Index Fund | MainStay Equity Index Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSEX

MainStay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund
MainStay Common Stock Fund
Investment Objective
The Fund seeks long-term growth of capital

income as a secondary consideration.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 121 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MainStay Common Stock Fund	MainStay Common Stock Fund - INVESTOR CLASS		MainStay Common Stock Fund - Class A		MainStay Common Stock Fund - Class B	MainStay Common Stock Fund - Class C	MainStay Common Stock Fund - Class I	MainStay Common Stock Fund - Class R2
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of percentage of offering price)	5.50%		5.50%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MainStay Common Stock Fund		MainStay Common Stock Fund - INVESTOR CLASS	MainStay Common Stock Fund - Class A	MainStay Common Stock Fund - Class B	MainStay Common Stock Fund - Class C	MainStay Common Stock Fund - Class I	MainStay Common Stock Fund - Class R2
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.79%	0.14%	0.79%	0.79%	0.14%	0.24%
Acquired (Underlying) Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.63%	0.98%	2.38%	2.38%	0.73%	1.08%
[1]	The management fee is as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.02% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example reflects Class B shares converting into
Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MainStay Common Stock Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MainStay Common Stock Fund - INVESTOR CLASS	707	1,036	1,388	2,376
MainStay Common Stock Fund - Class A	644	845	1,062	1,685
MainStay Common Stock Fund - Class B	741	1,042	1,470	2,530
MainStay Common Stock Fund - Class C	341	742	1,270	2,716
MainStay Common Stock Fund - Class I	75	233	406	906
MainStay Common Stock Fund - Class R2	110	343	595	1,317

Expense Example, No Redemption MainStay Common Stock Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MainStay Common Stock Fund - Class B	241	742	1,270	2,530
MainStay Common Stock Fund - Class C	241	742	1,270	2,716

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 152%
of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks. The Fund primarily invests in common stocks of U.S. companies with market capitalizations that, at the time of investment, are similar to companies in the Standard & Poor's 500 ® ("S&P 500
®") Index and the Russell 1000 ® Index.

Investment Process: Madison Square Investors LLC, the Fund's Subadvisor, seeks to identify companies that are considered to have a high probability of outperforming the S&P 500® Index over the following six to twelve months.

The Fund is managed with a core orientation (including growth and value equity securities). The Subadvisor uses a "bottom-up" approach that assesses stocks based on their individual strengths, rather than focusing on the underlying sectors/industries of those stocks or on general economic trends. The Subadvisor uses a quantitative process that ranks stocks based on traditional value measures, earnings quality and technical factors. These stocks are then generally held in larger or smaller proportions based on their relative attractiveness. The Subadvisor may also use short term trading strategies that seek to realize returns over shorter periods.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the relative valuation of the security compared to the Fund's universe and the issuer's industry, and meaningful changes in the issuer's financial condition.

Principal Risks
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Past Performance
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of two broad-based securities market indices. The Fund has selected the S&P 500® Index as its primary benchmark index. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the Russell 1000® Index as its secondary benchmark index. The
Russell 1000® Index measures the performance of the large-cap segment of the
U.S. equity universe. It is a subset of the Russell 3000 ® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 ® represents approximately 92% of the Russell 3000 ® Index.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class I shares, first offered on
December 28, 2004, include historical performance of Class A shares through
December 27, 2004. Investor Class shares were first offered on February 28, 2008 and Class R2 shares were first offered on December 14, 2007. Performance figures for Investor Class shares include the historical performance of Class A shares through February 27, 2008. As of the date of this Prospectus, Class R2 shares have not yet commenced operations. As a result, the performance figures for
Class R2 shares include the historical performance of Class A shares through
December 31, 2010. The performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. Past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.
Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown.

Annual Returns, Class B Shares (by calendar year 2001-2010)

Best Quarter
3Q/09  14.68%
Worst Quarter
4Q/08  -22.08%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.

Average Annual Total Returns MainStay Common Stock Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MainStay Common Stock Fund - INVESTOR CLASS	Investor Class Return Before Taxes	4.50%	(1.29%)	(1.81%)
MainStay Common Stock Fund - Class A	Class A Return Before Taxes	5.07%	(1.02%)	(1.68%)
MainStay Common Stock Fund - Class B	Class B Return Before Taxes	4.76%	(1.27%)	(1.99%)
MainStay Common Stock Fund - Class C	Class C Return Before Taxes	8.76%	(0.91%)	(1.99%)
MainStay Common Stock Fund - Class I	Class I Return Before Taxes	11.44%	0.57%	(0.73%)
MainStay Common Stock Fund - Class R2	Class R2 Return Before Taxes	11.08%	0.01%	(1.22%)
After Taxes on Distributions MainStay Common Stock Fund - Class B	Class B Return After Taxes on Distributions	4.75%	(1.70%)	(2.20%)
After Taxes on Distributions and Sales MainStay Common Stock Fund - Class B	Class B Return After Taxes on Distributions and Sale of Fund Shares	3.10%	(1.14%)	(1.70%)
Russell 1000 Index	Russell 1000 �� Index (reflects no deductions for fees, expenses, or taxes)	16.10%	2.59%	1.83%
S&P 500 Index	S&P 500 �� Index (reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
MainStay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Common Stock Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
income as a secondary consideration.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 121 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 152%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	152.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example reflects Class B shares converting into
Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks. The Fund primarily invests in common stocks of U.S. companies with market capitalizations that, at the time of investment, are similar to companies in the Standard & Poor's 500 ® ("S&P 500
®") Index and the Russell 1000 ® Index.

Investment Process: Madison Square Investors LLC, the Fund's Subadvisor, seeks to identify companies that are considered to have a high probability of outperforming the S&P 500® Index over the following six to twelve months.

The Fund is managed with a core orientation (including growth and value equity securities). The Subadvisor uses a "bottom-up" approach that assesses stocks based on their individual strengths, rather than focusing on the underlying sectors/industries of those stocks or on general economic trends. The Subadvisor uses a quantitative process that ranks stocks based on traditional value measures, earnings quality and technical factors. These stocks are then generally held in larger or smaller proportions based on their relative attractiveness. The Subadvisor may also use short term trading strategies that seek to realize returns over shorter periods.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the relative valuation of the security compared to the Fund's universe and the issuer's industry, and meaningful changes in the issuer's financial condition.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of two broad-based securities market indices. The Fund has selected the S&P 500® Index as its primary benchmark index. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the Russell 1000® Index as its secondary benchmark index. The
Russell 1000® Index measures the performance of the large-cap segment of the
U.S. equity universe. It is a subset of the Russell 3000 ® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 ® represents approximately 92% of the Russell 3000 ® Index.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class I shares, first offered on
December 28, 2004, include historical performance of Class A shares through
December 27, 2004. Investor Class shares were first offered on February 28, 2008 and Class R2 shares were first offered on December 14, 2007. Performance figures for Investor Class shares include the historical performance of Class A shares through February 27, 2008. As of the date of this Prospectus, Class R2 shares have not yet commenced operations. As a result, the performance figures for
Class R2 shares include the historical performance of Class A shares through
December 31, 2010. The performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. Past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.
Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Fund has selected the Russell 1000�� Index as its secondary benchmark index. The Russell 1000�� Index measures the performance of the large-cap segment of the U.S. equity universe.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class B Shares (by calendar year 2001-2010)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
3Q/09  14.68%
Worst Quarter
4Q/08  -22.08%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.

MainStay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund | MainStay Common Stock Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.08%)
MainStay Common Stock Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 �� Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.83%
MainStay Common Stock Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 �� Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
MainStay Common Stock Fund | MainStay Common Stock Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.57%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	707
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,036
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,388
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,376
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.29%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.81%)
MainStay Common Stock Fund | MainStay Common Stock Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.57%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	644
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	845
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,062
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,685
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.02%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.68%)
MainStay Common Stock Fund | MainStay Common Stock Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.57%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	741
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,042
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,470
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,530
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	241
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	742
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,270
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,530
Annual Return 2001	rr_AnnualReturn2001	(18.41%)
Annual Return 2002	rr_AnnualReturn2002	(26.12%)
Annual Return 2003	rr_AnnualReturn2003	23.88%
Annual Return 2004	rr_AnnualReturn2004	8.71%
Annual Return 2005	rr_AnnualReturn2005	5.46%
Annual Return 2006	rr_AnnualReturn2006	14.71%
Annual Return 2007	rr_AnnualReturn2007	3.33%
Annual Return 2008	rr_AnnualReturn2008	(38.16%)
Annual Return 2009	rr_AnnualReturn2009	18.76%
Annual Return 2010	rr_AnnualReturn2010	9.76%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.27%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.99%)
MainStay Common Stock Fund | MainStay Common Stock Fund - Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.70%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.20%)
MainStay Common Stock Fund | MainStay Common Stock Fund - Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.14%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.70%)
MainStay Common Stock Fund | MainStay Common Stock Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.57%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	341
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	742
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,270
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,716
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	241
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	742
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,270
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,716
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.91%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.99%)
MainStay Common Stock Fund | MainStay Common Stock Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.57%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	906
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.73%)
MainStay Common Stock Fund | MainStay Common Stock Fund - Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.57%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.22%)

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.02% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

MainStay Large Cap Growth Fund (Prospectus Summary) | MainStay Large Cap Growth Fund
MainStay Large Cap Growth Fund
Investment Objective
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 121 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MainStay Large Cap Growth Fund	MainStay Large Cap Growth Fund - INVESTOR CLASS		MainStay Large Cap Growth Fund - Class A		MainStay Large Cap Growth Fund - Class B	MainStay Large Cap Growth Fund - Class C	MainStay Large Cap Growth Fund - Class I	MainStay Large Cap Growth Fund - Class R1	MainStay Large Cap Growth Fund - Class R2	MainStay Large Cap Growth Fund - Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MainStay Large Cap Growth Fund		MainStay Large Cap Growth Fund - INVESTOR CLASS	MainStay Large Cap Growth Fund - Class A	MainStay Large Cap Growth Fund - Class B	MainStay Large Cap Growth Fund - Class C	MainStay Large Cap Growth Fund - Class I	MainStay Large Cap Growth Fund - Class R1	MainStay Large Cap Growth Fund - Class R2	MainStay Large Cap Growth Fund - Class R3
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	none	0.25%	0.50%
Other Expenses		0.36%	0.26%	0.36%	0.36%	0.27%	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses		1.28%	1.18%	2.03%	2.03%	0.94%	1.04%	1.29%	1.54%
Waivers / Reimbursements		none	none	none	none	(0.06%)	none	none	none
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[2]	1.28%	1.18%	2.03%	2.03%	0.88%	1.04%	1.29%	1.54%
[1]	The management fee is as follows: 0.80% on assets up to $250 million; 0.75% on assets from $250 million to $500 million; 0.725% on assets from $500 million to $750 million; 0.70% on assets from $750 million to $2 billion; 0.65% on assets from $2 billion to $3 billion; 0.60% on assets from $3 billion to $7 billion; and 0.575% on assets in excess of $7 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.01% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses. New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.70% on assets from $750 million to $2 billion; 0.65% on assets from $2 billion to $3 billion; 0.60% on assets from $3 billion to $7 billion; and 0.575% on assets in excess of $7 billion. This agreement may only be amended or terminated by action of the Board of Trustees ("Board") of the Fund.
[2]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class I shares do not exceed 0.88% of its average daily net assets. This agreement expires on February 28, 2012, and may only be amended or terminated prior to that date by action of the Board.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example reflects Class B shares converting into
Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MainStay Large Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MainStay Large Cap Growth Fund - INVESTOR CLASS	673	934	1,214	2,010
MainStay Large Cap Growth Fund - Class A	664	904	1,163	1,903
MainStay Large Cap Growth Fund - Class B	706	937	1,293	2,166
MainStay Large Cap Growth Fund - Class C	306	637	1,093	2,358
MainStay Large Cap Growth Fund - Class I	90	294	514	1,149
MainStay Large Cap Growth Fund - Class R1	106	331	574	1,271
MainStay Large Cap Growth Fund - Class R2	131	409	708	1,556
MainStay Large Cap Growth Fund - Class R3	157	486	839	1,834

Expense Example, No Redemption MainStay Large Cap Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MainStay Large Cap Growth Fund - Class B	206	637	1,093	2,166
MainStay Large Cap Growth Fund - Class C	206	637	1,093	2,358

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 91%
of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in large capitalization companies, which are companies having a market capitalization in excess of  $4 billion at the time of purchase. Typically, Winslow Capital Management, Inc., the Fund's Subadvisor, invests substantially all of the Fund's investable assets in domestic securities. However, the Fund is permitted to invest up to 20% of its net assets in foreign securities, which are generally securities issued by companies organized outside the U.S. and traded primarily in markets outside the
U.S.

Investment Process: The Fund invests in those companies that the Subadvisor believes will provide an opportunity for achieving superior portfolio returns
(i.e., returns in excess of the returns of the average stock mutual fund) over the long term. The Subadvisor seeks to invest in companies that have the potential for above-average future earnings growth with management focused on shareholder value.

When purchasing stocks for the Fund, the Subadvisor looks for companies typically having some or all of the following attributes: addressing markets with growth opportunities; favorable market share; identifiable and sustainable competitive advantages; a management team that can perpetuate the firm's competitive advantages; and, attractive, and preferably rising, returns on invested capital.

The Subadvisor takes a "bottom-up" investment approach when selecting investments. This means it bases investment decisions on company specific factors, not general economic conditions.

Under normal market conditions, the Subadvisor employs a sell discipline pursuant to which it will sell some or all of its position in a stock when a stock becomes fully valued or a position exceeds 5% of the Fund, and/or the fundamental business prospects are deteriorating.

Principal Risks
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign securities are subject to risks that differ from those of U.S. issuers. These risks may include: fluctuating currency values; less liquid trading markets; greater price volatility;
political and economic instability; less publicly available information about issuers; changes in U.S. or foreign tax or currency laws; and changes in monetary policy. Foreign securities may be more difficult to sell than U.S.
securities. These risks may be greater in emerging market countries than in more developed countries.

Past Performance
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of two broad-based securities market indices. The Fund has selected the Russell 1000®
Growth Index as its primary benchmark index. The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Fund has selected the Standard &
Poor's 500 ® Index ("S&P 500 ® Index") as its secondary benchmark index. The S&P
500® Index is widely regarded as the standard index for measuring large-cap U.S.
stock market performance.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A shares include the historical performance of the FMI Winslow Growth Fund (a predecessor to the
Fund) through March 31, 2005, adjusted to reflect the current maximum sales charge applicable to the Class A shares. Performance figures for Class B, Class
C, Class I, Class R1 and Class R2 shares, each of which was first offered on
April 1, 2005, and the Class R3 shares which were first offered on April 28,
2006, include the historical performance of Class A shares through March 31,
2005 and April 27, 2006, respectively. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown.

Annual Returns, Class A Shares (by calendar year 2001-2010)

Best Quarter
2Q/03  18.21%
Worst Quarter
4Q/08  -22.57%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares.
After-tax returns for other share classes may vary.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns MainStay Large Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MainStay Large Cap Growth Fund - INVESTOR CLASS	Investor Class Return Before Taxes	8.75%	3.63%	1.82%
MainStay Large Cap Growth Fund - Class A	Class A Return Before Taxes	8.86%	3.72%	1.87%
MainStay Large Cap Growth Fund - Class B	Class B Return Before Taxes	9.46%	3.70%	1.65%
MainStay Large Cap Growth Fund - Class C	Class C Return Before Taxes	13.29%	4.01%	1.63%
MainStay Large Cap Growth Fund - Class I	Class I Return Before Taxes	15.65%	5.35%	2.83%
MainStay Large Cap Growth Fund - Class R1	Class R1 Return Before Taxes	15.43%	5.28%	2.70%
MainStay Large Cap Growth Fund - Class R2	Class R2 Return Before Taxes	15.31%	5.03%	2.44%
MainStay Large Cap Growth Fund - Class R3	Class R3 Return Before Taxes	14.78%	4.70%	2.17%
After Taxes on Distributions MainStay Large Cap Growth Fund - Class A	Class A Return After Taxes on Distributions	8.86%	3.72%	1.87%
After Taxes on Distributions and Sales MainStay Large Cap Growth Fund - Class A	Class A Return After Taxes on Distributions and Sale of Fund Shares	5.76%	3.20%	1.61%
S&P 500 Index	S&P 500 �� Index (reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Russell 1000 Growth Index	Russell 1000 �� Growth Index (reflects no deductions for fees, expenses, or taxes)	16.71%	3.75%	0.02%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
MainStay Large Cap Growth Fund (Prospectus Summary) | MainStay Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Large Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 121 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 91%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example reflects Class B shares converting into
Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in large capitalization companies, which are companies having a market capitalization in excess of  $4 billion at the time of purchase. Typically, Winslow Capital Management, Inc., the Fund's Subadvisor, invests substantially all of the Fund's investable assets in domestic securities. However, the Fund is permitted to invest up to 20% of its net assets in foreign securities, which are generally securities issued by companies organized outside the U.S. and traded primarily in markets outside the
U.S.

Investment Process: The Fund invests in those companies that the Subadvisor believes will provide an opportunity for achieving superior portfolio returns
(i.e., returns in excess of the returns of the average stock mutual fund) over the long term. The Subadvisor seeks to invest in companies that have the potential for above-average future earnings growth with management focused on shareholder value.

When purchasing stocks for the Fund, the Subadvisor looks for companies typically having some or all of the following attributes: addressing markets with growth opportunities; favorable market share; identifiable and sustainable competitive advantages; a management team that can perpetuate the firm's competitive advantages; and, attractive, and preferably rising, returns on invested capital.

The Subadvisor takes a "bottom-up" investment approach when selecting investments. This means it bases investment decisions on company specific factors, not general economic conditions.

Under normal market conditions, the Subadvisor employs a sell discipline pursuant to which it will sell some or all of its position in a stock when a stock becomes fully valued or a position exceeds 5% of the Fund, and/or the fundamental business prospects are deteriorating.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign securities are subject to risks that differ from those of U.S. issuers. These risks may include: fluctuating currency values; less liquid trading markets; greater price volatility;
political and economic instability; less publicly available information about issuers; changes in U.S. or foreign tax or currency laws; and changes in monetary policy. Foreign securities may be more difficult to sell than U.S.
securities. These risks may be greater in emerging market countries than in more developed countries.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of two broad-based securities market indices. The Fund has selected the Russell 1000®
Growth Index as its primary benchmark index. The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Fund has selected the Standard &
Poor's 500 ® Index ("S&P 500 ® Index") as its secondary benchmark index. The S&P
500® Index is widely regarded as the standard index for measuring large-cap U.S.
stock market performance.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A shares include the historical performance of the FMI Winslow Growth Fund (a predecessor to the
Fund) through March 31, 2005, adjusted to reflect the current maximum sales charge applicable to the Class A shares. Performance figures for Class B, Class
C, Class I, Class R1 and Class R2 shares, each of which was first offered on
April 1, 2005, and the Class R3 shares which were first offered on April 28,
2006, include the historical performance of Class A shares through March 31,
2005 and April 27, 2006, respectively. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Fund has selected the Standard & Poor's 500 �� Index ("S&P 500 �� Index") as its secondary benchmark index. The S&P 500�� Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class A Shares (by calendar year 2001-2010)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
2Q/03  18.21%
Worst Quarter
4Q/08  -22.57%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class A shares. After-tax returns for other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares.
After-tax returns for other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
MainStay Large Cap Growth Fund (Prospectus Summary) | MainStay Large Cap Growth Fund | MainStay Large Cap Growth Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.57%)
MainStay Large Cap Growth Fund (Prospectus Summary) | MainStay Large Cap Growth Fund | MainStay Large Cap Growth Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
MainStay Large Cap Growth Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 �� Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
MainStay Large Cap Growth Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 �� Growth Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
MainStay Large Cap Growth Fund | MainStay Large Cap Growth Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.67%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.28%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	673
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	934
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,214
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,010
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.82%
MainStay Large Cap Growth Fund | MainStay Large Cap Growth Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.67%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.18%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	664
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	904
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,163
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,903
Annual Return 2001	rr_AnnualReturn2001	(14.98%)
Annual Return 2002	rr_AnnualReturn2002	(28.87%)
Annual Return 2003	rr_AnnualReturn2003	32.84%
Annual Return 2004	rr_AnnualReturn2004	13.93%
Annual Return 2005	rr_AnnualReturn2005	9.52%
Annual Return 2006	rr_AnnualReturn2006	6.49%
Annual Return 2007	rr_AnnualReturn2007	20.98%
Annual Return 2008	rr_AnnualReturn2008	(38.60%)
Annual Return 2009	rr_AnnualReturn2009	39.41%
Annual Return 2010	rr_AnnualReturn2010	15.20%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.87%
MainStay Large Cap Growth Fund | MainStay Large Cap Growth Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.87%
MainStay Large Cap Growth Fund | MainStay Large Cap Growth Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.61%
MainStay Large Cap Growth Fund | MainStay Large Cap Growth Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.67%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	2.03%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	706
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	937
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,293
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,166
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,166
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.65%
MainStay Large Cap Growth Fund | MainStay Large Cap Growth Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.67%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	2.03%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	306
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,093
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,358
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,358
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.63%
MainStay Large Cap Growth Fund | MainStay Large Cap Growth Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.67%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.88%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	294
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	514
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,149
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.83%
MainStay Large Cap Growth Fund | MainStay Large Cap Growth Fund - Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.67%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.04%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.70%
MainStay Large Cap Growth Fund | MainStay Large Cap Growth Fund - Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.67%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.29%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,556
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.44%
MainStay Large Cap Growth Fund | MainStay Large Cap Growth Fund - Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.67%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.54%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,834
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.17%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.80% on assets up to $250 million; 0.75% on assets from $250 million to $500 million; 0.725% on assets from $500 million to $750 million; 0.70% on assets from $750 million to $2 billion; 0.65% on assets from $2 billion to $3 billion; 0.60% on assets from $3 billion to $7 billion; and 0.575% on assets in excess of $7 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.01% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses. New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.70% on assets from $750 million to $2 billion; 0.65% on assets from $2 billion to $3 billion; 0.60% on assets from $3 billion to $7 billion; and 0.575% on assets in excess of $7 billion. This agreement may only be amended or terminated by action of the Board of Trustees ("Board") of the Fund.
[3]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class I shares do not exceed 0.88% of its average daily net assets. This agreement expires on February 28, 2012, and may only be amended or terminated prior to that date by action of the Board.

MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund
MainStay MAP Fund
Investment Objective
The Fund seeks long-term appreciation of capital.

The Fund also seeks to earn
income, but this is a secondary objective.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 121 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MainStay MAP Fund	MainStay MAP Fund - INVESTOR CLASS		MainStay MAP Fund - Class A		MainStay MAP Fund - Class B	MainStay MAP Fund - Class C	MainStay MAP Fund - Class I	MainStay MAP Fund - Class R1	MainStay MAP Fund - Class R2	MainStay MAP Fund - Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MainStay MAP Fund		MainStay MAP Fund - INVESTOR CLASS	MainStay MAP Fund - Class A	MainStay MAP Fund - Class B	MainStay MAP Fund - Class C	MainStay MAP Fund - Class I	MainStay MAP Fund - Class R1	MainStay MAP Fund - Class R2	MainStay MAP Fund - Class R3
Management Fees (as an annual percentage	[1]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	none	0.25%	0.50%
Other Expenses		0.41%	0.21%	0.41%	0.41%	0.20%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses		1.41%	1.21%	2.16%	2.16%	0.95%	1.06%	1.31%	1.56%
[1]	The management fee is as follows: 0.75% on assets up to $1 billion and 0.70% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.01% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example reflects Class B shares converting into
Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MainStay MAP Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MainStay MAP Fund - INVESTOR CLASS	686	972	1,279	2,148
MainStay MAP Fund - Class A	667	913	1,178	1,935
MainStay MAP Fund - Class B	719	976	1,359	2,303
MainStay MAP Fund - Class C	319	676	1,159	2,493
MainStay MAP Fund - Class I	97	303	525	1,166
MainStay MAP Fund - Class R1	108	337	585	1,294
MainStay MAP Fund - Class R2	133	415	718	1,579
MainStay MAP Fund - Class R3	159	493	850	1,856

Expense Example, No Redemption MainStay MAP Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MainStay MAP Fund - Class B	219	676	1,159	2,303
MainStay MAP Fund - Class C	219	676	1,159	2,493

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 49%
of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 65% of its total assets in equity-type securities, including common stocks, and securities convertible into, or exchangeable for, common stocks. The Fund primarily invests in domestic securities but may invest up to 35% of its net assets in foreign securities, which are generally securities issued by companies organized outside the U.S.
and traded primarily in markets outside the U.S. Securities of foreign issuers that are represented by American Depositary Receipts or that are listed on a
U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of this limitation.

The Fund employs two subadvisors, Institutional Capital LLC ("ICAP") and
Markston International LLC ("Markston"), with investment processes and styles that New York Life Investment Management LLC, the Fund's Manager, believes are complementary. Each Subadvisor is responsible for managing a portion of the
Fund's assets, as designated by the Manager from time to time.

Investment Process: Each Subadvisor seeks securities that are out of favor but where a catalyst exists for turning such securities into investments that the
Subadvisor believes will have improved performance. The Subadvisors' investment processes and styles are as follows:

ICAP: ICAP uses a team approach with a primarily large-cap value oriented investment style. ICAP's investment process involves the following key components: Identify Best Values - ICAP identifies stocks that it believes offer the best values and seeks to avoid companies that are exhibiting excessive deterioration in earnings trends. ICAP also considers the dividend yield as a component of total returns when evaluating the attractiveness of a security;
Identify Catalysts - ICAP focuses on what it believes the key investment variables (catalysts) are that could potentially impact the security's market value. These catalysts are primarily company-specific, such as a new product, restructuring or a change in management, but occasionally the catalyst can be thematic - dependent on macroeconomic or industry trends; Portfolio Construction
- After a review of stock recommendations, ICAP's portfolio management team determines whether or not to add the stock to the portfolio or to monitor it for future purchase.

ICAP continuously monitors each security and evaluates whether to eliminate it when its price target is achieved, the catalyst becomes inoperative or another stock offers a greater opportunity.

Markston: Factors examined by Markston to seek value opportunities include statistical indications, such as low multiples of book value or cash flow, and more fundamental factors, such as industry consolidations. Markston also emphasizes the presence of a catalyst that may unlock a company's potential, such as management changes, restructurings and sales of underperforming assets.
Markston also assesses the judgment, quality and integrity of company management and the track record of product development. Certain securities may be acquired from time to time in an effort to earn short-term profits.

Although, under normal circumstances, Markston holds securities for a relatively long period of time, it may sell investments when it believes the opportunity for current profits or the risk of market decline outweighs the prospect of capital gains.

Principal Risks
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisors may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.
  Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.
 Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign securities are subject to risks that differ from those of U.S. issuers. These risks may include: fluctuating currency values; less liquid trading markets; greater price volatility;
political and economic instability; less publicly available information about issuers; changes in U.S. or foreign tax or currency laws; and changes in monetary policy. Foreign securities may be more difficult to sell than U.S.
securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, imposition of taxes, higher brokerage and custodian fees, currency rate fluctuations or exchange controls or other government restrictions, including seizure or nationalization of foreign deposits or assets. There may also be difficulty in invoking legal protections across borders. Some of these risks may cause the
Fund's share price to be more volatile than that of a U.S. only mutual fund. The
Fund may also incur higher expenses and costs when making foreign investments, which could affect the Fund's total return. The risks of foreign securities are likely to be greater in emerging market countries than in foreign countries with developed securities markets and more advanced regulatory regimes. Among other things, emerging market countries may have economic structures that are less mature and political systems that are less stable. Moreover, emerging market countries may have less developed securities markets, high inflation, and rapidly changing interest and currency exchange rates. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Fund's assets.
  Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Past Performance
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of two broad-based securities market indices. The Fund has selected the Russell
3000 ® Index as its primary benchmark index. The Russell 3000 ® Index measures the performance of the largest 3,000 U.S. companies representing approximately
98% of the investable U.S. equity market. The Fund has selected the Standard &
Poor's 500 ® ("S&P 500 ®") Index as its secondary benchmark index. The S&P 500 ®
Index is widely regarded as the standard index for measuring large-cap U.S.
stock market performance.

Performance data for these classes varies based on differences in their fee and expense structures. Performance figures for Class R1 and R2 shares, each of which was first offered on January 2, 2004, include the historical performance of Class A shares through January 1, 2004. Performance figures for Class R3 shares, which were first offered on April 28, 2006, include the historical performance of Class A shares through April 27, 2006. Performance figures for
Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. Performance for newer share classes is adjusted for differences in fees and expenses.
Unadjusted, the performance shown for the newer classes might have been lower.
Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class I Shares (by calendar year 2001-2010)

Best Quarter
2Q/03  20.27%
Worst Quarter
4Q/08  -22.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares.
After-tax returns for the other share classes may vary.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns MainStay MAP Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MainStay MAP Fund - INVESTOR CLASS	Investor Class Return Before Taxes	8.76%	1.61%	4.40%
MainStay MAP Fund - Class A	Class A Return Before Taxes	8.98%	1.72%	4.46%
MainStay MAP Fund - Class B	Class B Return Before Taxes	9.19%	1.66%	4.20%
MainStay MAP Fund - Class C	Class C Return Before Taxes	13.23%	2.00%	4.21%
MainStay MAP Fund - Class I	Class I Return Before Taxes	15.60%	3.17%	5.36%
MainStay MAP Fund - Class R1	Class R1 Return Before Taxes	15.47%	3.04%	5.24%
MainStay MAP Fund - Class R2	Class R2 Return Before Taxes	15.17%	2.82%	4.99%
MainStay MAP Fund - Class R3	Class R3 Return Before Taxes	14.90%	2.55%	4.70%
After Taxes on Distributions MainStay MAP Fund - Class I	Class I Return After Taxes on Distributions	15.42%	2.20%	4.63%
After Taxes on Distributions and Sales MainStay MAP Fund - Class I	Class I Return After Taxes on Distributions and Sale of Fund Shares	10.38%	2.50%	4.49%
S&P 500 Index	S&P 500�� Index (reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Russell 3000 Index	Russell 3000�� Index (reflects no deductions for fees, expenses, or taxes)	16.93%	2.74%	2.16%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay MAP Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term appreciation of capital.

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
The Fund also seeks to earn
income, but this is a secondary objective.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 121 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 49%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example reflects Class B shares converting into
Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 65% of its total assets in equity-type securities, including common stocks, and securities convertible into, or exchangeable for, common stocks. The Fund primarily invests in domestic securities but may invest up to 35% of its net assets in foreign securities, which are generally securities issued by companies organized outside the U.S.
and traded primarily in markets outside the U.S. Securities of foreign issuers that are represented by American Depositary Receipts or that are listed on a
U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of this limitation.

The Fund employs two subadvisors, Institutional Capital LLC ("ICAP") and
Markston International LLC ("Markston"), with investment processes and styles that New York Life Investment Management LLC, the Fund's Manager, believes are complementary. Each Subadvisor is responsible for managing a portion of the
Fund's assets, as designated by the Manager from time to time.

Investment Process: Each Subadvisor seeks securities that are out of favor but where a catalyst exists for turning such securities into investments that the
Subadvisor believes will have improved performance. The Subadvisors' investment processes and styles are as follows:

ICAP: ICAP uses a team approach with a primarily large-cap value oriented investment style. ICAP's investment process involves the following key components: Identify Best Values - ICAP identifies stocks that it believes offer the best values and seeks to avoid companies that are exhibiting excessive deterioration in earnings trends. ICAP also considers the dividend yield as a component of total returns when evaluating the attractiveness of a security;
Identify Catalysts - ICAP focuses on what it believes the key investment variables (catalysts) are that could potentially impact the security's market value. These catalysts are primarily company-specific, such as a new product, restructuring or a change in management, but occasionally the catalyst can be thematic - dependent on macroeconomic or industry trends; Portfolio Construction
- After a review of stock recommendations, ICAP's portfolio management team determines whether or not to add the stock to the portfolio or to monitor it for future purchase.

ICAP continuously monitors each security and evaluates whether to eliminate it when its price target is achieved, the catalyst becomes inoperative or another stock offers a greater opportunity.

Markston: Factors examined by Markston to seek value opportunities include statistical indications, such as low multiples of book value or cash flow, and more fundamental factors, such as industry consolidations. Markston also emphasizes the presence of a catalyst that may unlock a company's potential, such as management changes, restructurings and sales of underperforming assets.
Markston also assesses the judgment, quality and integrity of company management and the track record of product development. Certain securities may be acquired from time to time in an effort to earn short-term profits.

Although, under normal circumstances, Markston holds securities for a relatively long period of time, it may sell investments when it believes the opportunity for current profits or the risk of market decline outweighs the prospect of capital gains.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisors may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.
  Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.
 Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign securities are subject to risks that differ from those of U.S. issuers. These risks may include: fluctuating currency values; less liquid trading markets; greater price volatility;
political and economic instability; less publicly available information about issuers; changes in U.S. or foreign tax or currency laws; and changes in monetary policy. Foreign securities may be more difficult to sell than U.S.
securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, imposition of taxes, higher brokerage and custodian fees, currency rate fluctuations or exchange controls or other government restrictions, including seizure or nationalization of foreign deposits or assets. There may also be difficulty in invoking legal protections across borders. Some of these risks may cause the
Fund's share price to be more volatile than that of a U.S. only mutual fund. The
Fund may also incur higher expenses and costs when making foreign investments, which could affect the Fund's total return. The risks of foreign securities are likely to be greater in emerging market countries than in foreign countries with developed securities markets and more advanced regulatory regimes. Among other things, emerging market countries may have economic structures that are less mature and political systems that are less stable. Moreover, emerging market countries may have less developed securities markets, high inflation, and rapidly changing interest and currency exchange rates. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Fund's assets.
  Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of two broad-based securities market indices. The Fund has selected the Russell
3000 ® Index as its primary benchmark index. The Russell 3000 ® Index measures the performance of the largest 3,000 U.S. companies representing approximately
98% of the investable U.S. equity market. The Fund has selected the Standard &
Poor's 500 ® ("S&P 500 ®") Index as its secondary benchmark index. The S&P 500 ®
Index is widely regarded as the standard index for measuring large-cap U.S.
stock market performance.

Performance data for these classes varies based on differences in their fee and expense structures. Performance figures for Class R1 and R2 shares, each of which was first offered on January 2, 2004, include the historical performance of Class A shares through January 1, 2004. Performance figures for Class R3 shares, which were first offered on April 28, 2006, include the historical performance of Class A shares through April 27, 2006. Performance figures for
Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. Performance for newer share classes is adjusted for differences in fees and expenses.
Unadjusted, the performance shown for the newer classes might have been lower.
Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Fund has selected the Standard & Poor's 500 �� ("S&P 500 ��") Index as its secondary benchmark index. The S&P 500 �� Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2001-2010)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
2Q/03  20.27%
Worst Quarter
4Q/08  -22.97%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares.
After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | MainStay MAP Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.97%)
MainStay MAP Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
MainStay MAP Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000�� Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.16%
MainStay MAP Fund | MainStay MAP Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	686
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	972
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,279
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,148
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.40%
MainStay MAP Fund | MainStay MAP Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	667
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	913
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,178
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,935
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.46%
MainStay MAP Fund | MainStay MAP Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	976
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,359
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,303
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	676
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,303
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.20%
MainStay MAP Fund | MainStay MAP Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	319
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	676
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,159
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,493
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	676
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,493
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.21%
MainStay MAP Fund | MainStay MAP Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
Annual Return 2001	rr_AnnualReturn2001	2.36%
Annual Return 2002	rr_AnnualReturn2002	(19.81%)
Annual Return 2003	rr_AnnualReturn2003	38.72%
Annual Return 2004	rr_AnnualReturn2004	16.29%
Annual Return 2005	rr_AnnualReturn2005	8.93%
Annual Return 2006	rr_AnnualReturn2006	16.44%
Annual Return 2007	rr_AnnualReturn2007	5.97%
Annual Return 2008	rr_AnnualReturn2008	(37.12%)
Annual Return 2009	rr_AnnualReturn2009	30.32%
Annual Return 2010	rr_AnnualReturn2010	15.60%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.36%
MainStay MAP Fund | MainStay MAP Fund - Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.63%
MainStay MAP Fund | MainStay MAP Fund - Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.49%
MainStay MAP Fund | MainStay MAP Fund - Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.24%
MainStay MAP Fund | MainStay MAP Fund - Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,579
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.99%
MainStay MAP Fund | MainStay MAP Fund - Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.70%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.75% on assets up to $1 billion and 0.70% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.01% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund
MainStay International Equity Fund
Investment Objective
The Fund seeks to provide long-term growth of capital commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of
non-U.S. equity securities.

Current income is a secondary objective.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 121 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MainStay International Equity Fund	MainStay International Equity Fund - INVESTOR CLASS		MainStay International Equity Fund - Class A		MainStay International Equity Fund - Class B	MainStay International Equity Fund - Class C	MainStay International Equity Fund - Class I	MainStay International Equity Fund - Class R1	MainStay International Equity Fund - Class R2	MainStay International Equity Fund - Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MainStay International Equity Fund		MainStay International Equity Fund - INVESTOR CLASS	MainStay International Equity Fund - Class A	MainStay International Equity Fund - Class B	MainStay International Equity Fund - Class C	MainStay International Equity Fund - Class I	MainStay International Equity Fund - Class R1	MainStay International Equity Fund - Class R2	MainStay International Equity Fund - Class R3
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	none	0.25%	0.50%
Other Expenses		0.60%	0.29%	0.60%	0.60%	0.28%	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses		1.75%	1.44%	2.50%	2.50%	1.18%	1.29%	1.54%	1.79%
[1]	The management fee is as follows: 0.90% on assets up to $500 million and 0.85% on assets in excess of $500 million, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.01% of the Fund's average daily net assets, but did not result in a net increase in the Fund's Total Annual Fund Operating Expenses.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example also assumes that your investment has a
5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your expenses would be:
Expense Example MainStay International Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MainStay International Equity Fund - INVESTOR CLASS	718	1,071	1,447	2,499
MainStay International Equity Fund - Class A	689	980	1,294	2,179
MainStay International Equity Fund - Class B	753	1,079	1,531	2,652
MainStay International Equity Fund - Class C	353	779	1,331	2,836
MainStay International Equity Fund - Class I	120	375	649	1,432
MainStay International Equity Fund - Class R1	131	409	708	1,556
MainStay International Equity Fund - Class R2	157	486	839	1,834
MainStay International Equity Fund - Class R3	182	563	970	2,105

Expense Example, No Redemption MainStay International Equity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MainStay International Equity Fund - Class B	253	779	1,331	2,652
MainStay International Equity Fund - Class C	253	779	1,331	2,836

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 54%
of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in those companies that meet the quality and valuation criteria of MacKay Shields LLC, the Fund's Subadvisor.

The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of issuers, wherever organized, which do business mainly outside the U.S. It invests in securities of companies which do business in a variety of countries, with a minimum of five countries other than the U.S. This includes countries with established economies as well as emerging market countries that the Subadvisor believes present favorable opportunities.

The Fund may buy and sell currency on a spot basis and enter into foreign currency forward contracts for risk management. In addition, the Fund may buy or sell foreign currency options and securities and securities index options and enter into swap agreements and futures contracts and related options, which are types of derivatives. These techniques may be used for any legally permissible purpose, including to increase the Fund's return or to reduce the risk of loss of (hedge) certain of its holdings. The Fund may also invest in exchange traded funds ("ETFs").

Investment Process: The Subadvisor seeks to identify investment opportunities by pursuing a "bottom-up" stock picking investment discipline. It performs research on identified companies to assess their business and investment prospects, paying attention to the generation and utilization of cash flows, the returns on invested capital, and the potential to generate shareholder value in the future.
The Fund may not perform as well as its peers or benchmark during periods when the stock market favors the securities of businesses with low-quality earnings, and/or those that have weak or high-risk business models and/or weak balance sheets. Allocations to countries are a result of the "bottom-up" stock selection process.
The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, whether the security has reached its target price, if the investment thesis is invalidated, if superior opportunities to redeploy exist or emerge, or if sector weights need to be rebalanced.

Principal Risks
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk: Investments in foreign securities are subject to risks that differ from those of U.S. issuers. These risks may include: fluctuating currency values; less liquid trading markets; greater price volatility;
political and economic instability; less publicly available information about issuers; changes in U.S. or foreign tax or currency laws; and changes in monetary policy. Foreign securities may be more difficult to sell than U.S.
securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, imposition of taxes, higher brokerage and custodian fees, currency rate fluctuations or exchange controls or other government restrictions, including seizure or nationalization of foreign deposits or assets. There may also be difficulty in invoking legal protections across borders. Some of these risks may cause the
Fund's share price to be more volatile than that of a U.S. only mutual fund. The
Fund may also incur higher expenses and costs when making foreign investments, which could affect the Fund's total return. The risks of foreign securities are likely to be greater in emerging market countries than in foreign countries with developed securities markets and more advanced regulatory regimes. Among other things, emerging market countries may have economic structures that are less mature and political systems that are less stable. Moreover, emerging market countries may have less developed securities markets, high inflation, and rapidly changing interest and currency exchange rates. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Fund's assets.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the
Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund.

Exchange Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus owning the underlying securities directly.

Past Performance
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Morgan Stanley
Capital International Europe, Australasia and Far East ("MSCI EAFE ® ") Index as
its primary benchmark index. The MSCI EAFE ® Index consists of international stocks representing the developed world outside of North America.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class I, R1 and R2 shares, each of which was first offered on January 2, 2004, include the historical performance of Class B shares through January 1, 2004. Performance figures for Class R3 shares, first offered on April 28, 2006, include the historical performance of
Class B shares through April 27, 2006. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown.

Annual Returns, Class B Shares (by calendar year 2001-2010)

Best Quarter
2Q/03  17.23%
Worst Quarter
2Q/10  -15.81%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns MainStay International Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MainStay International Equity Fund - INVESTOR CLASS	Investor Class Return Before Taxes	(1.55%)	3.29%	4.59%
MainStay International Equity Fund - Class A	Class A Return Before Taxes	(1.20%)	3.46%	4.68%
MainStay International Equity Fund - Class B	Class B Return Before Taxes	(1.56%)	3.36%	4.38%
MainStay International Equity Fund - Class C	Class C Return Before Taxes	2.43%	3.68%	4.37%
MainStay International Equity Fund - Class I	Class I Return Before Taxes	4.78%	5.06%	5.66%
MainStay International Equity Fund - Class R1	Class R1 Return Before Taxes	4.71%	4.98%	5.52%
MainStay International Equity Fund - Class R2	Class R2 Return Before Taxes	4.44%	4.70%	5.30%
MainStay International Equity Fund - Class R3	Class R3 Return Before Taxes	4.12%	4.43%	4.97%
After Taxes on Distributions MainStay International Equity Fund - Class B	Class B Return After Taxes on Distributions	(1.58%)	2.33%	3.83%
After Taxes on Distributions and Sales MainStay International Equity Fund - Class B	Class B Return After Taxes on Distributions and Sale of Fund Shares	(0.24%)	2.76%	3.80%
MSCI EAFE Index	MSCI EAFE�� Index (reflects no deductions for fees, expenses, or taxes)	7.75%	2.46%	3.50%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay International Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term growth of capital commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of
non-U.S. equity securities.

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
Current income is a secondary objective.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 121 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 54%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example also assumes that your investment has a
5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your expenses would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in those companies that meet the quality and valuation criteria of MacKay Shields LLC, the Fund's Subadvisor.

The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of issuers, wherever organized, which do business mainly outside the U.S. It invests in securities of companies which do business in a variety of countries, with a minimum of five countries other than the U.S. This includes countries with established economies as well as emerging market countries that the Subadvisor believes present favorable opportunities.

The Fund may buy and sell currency on a spot basis and enter into foreign currency forward contracts for risk management. In addition, the Fund may buy or sell foreign currency options and securities and securities index options and enter into swap agreements and futures contracts and related options, which are types of derivatives. These techniques may be used for any legally permissible purpose, including to increase the Fund's return or to reduce the risk of loss of (hedge) certain of its holdings. The Fund may also invest in exchange traded funds ("ETFs").

Investment Process: The Subadvisor seeks to identify investment opportunities by pursuing a "bottom-up" stock picking investment discipline. It performs research on identified companies to assess their business and investment prospects, paying attention to the generation and utilization of cash flows, the returns on invested capital, and the potential to generate shareholder value in the future.
The Fund may not perform as well as its peers or benchmark during periods when the stock market favors the securities of businesses with low-quality earnings, and/or those that have weak or high-risk business models and/or weak balance sheets. Allocations to countries are a result of the "bottom-up" stock selection process.
The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, whether the security has reached its target price, if the investment thesis is invalidated, if superior opportunities to redeploy exist or emerge, or if sector weights need to be rebalanced.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk: Investments in foreign securities are subject to risks that differ from those of U.S. issuers. These risks may include: fluctuating currency values; less liquid trading markets; greater price volatility;
political and economic instability; less publicly available information about issuers; changes in U.S. or foreign tax or currency laws; and changes in monetary policy. Foreign securities may be more difficult to sell than U.S.
securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, imposition of taxes, higher brokerage and custodian fees, currency rate fluctuations or exchange controls or other government restrictions, including seizure or nationalization of foreign deposits or assets. There may also be difficulty in invoking legal protections across borders. Some of these risks may cause the
Fund's share price to be more volatile than that of a U.S. only mutual fund. The
Fund may also incur higher expenses and costs when making foreign investments, which could affect the Fund's total return. The risks of foreign securities are likely to be greater in emerging market countries than in foreign countries with developed securities markets and more advanced regulatory regimes. Among other things, emerging market countries may have economic structures that are less mature and political systems that are less stable. Moreover, emerging market countries may have less developed securities markets, high inflation, and rapidly changing interest and currency exchange rates. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Fund's assets.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the
Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund.

Exchange Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus owning the underlying securities directly.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Morgan Stanley
Capital International Europe, Australasia and Far East ("MSCI EAFE ® ") Index as
its primary benchmark index. The MSCI EAFE ® Index consists of international stocks representing the developed world outside of North America.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class I, R1 and R2 shares, each of which was first offered on January 2, 2004, include the historical performance of Class B shares through January 1, 2004. Performance figures for Class R3 shares, first offered on April 28, 2006, include the historical performance of
Class B shares through April 27, 2006. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class B Shares (by calendar year 2001-2010)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
2Q/03  17.23%
Worst Quarter
2Q/10  -15.81%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | MainStay International Equity Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.81%)
MainStay International Equity Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE�� Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%
MainStay International Equity Fund | MainStay International Equity Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	718
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,071
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,447
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,499
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.55%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.59%
MainStay International Equity Fund | MainStay International Equity Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	689
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	980
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,294
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,179
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.20%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.68%
MainStay International Equity Fund | MainStay International Equity Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	753
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,079
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,531
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,652
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	253
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	779
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,331
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,652
Annual Return 2001	rr_AnnualReturn2001	(16.34%)
Annual Return 2002	rr_AnnualReturn2002	(4.95%)
Annual Return 2003	rr_AnnualReturn2003	31.11%
Annual Return 2004	rr_AnnualReturn2004	15.74%
Annual Return 2005	rr_AnnualReturn2005	6.22%
Annual Return 2006	rr_AnnualReturn2006	29.58%
Annual Return 2007	rr_AnnualReturn2007	3.55%
Annual Return 2008	rr_AnnualReturn2008	(26.45%)
Annual Return 2009	rr_AnnualReturn2009	17.29%
Annual Return 2010	rr_AnnualReturn2010	3.44%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.56%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.38%
MainStay International Equity Fund | MainStay International Equity Fund - Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.58%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.83%
MainStay International Equity Fund | MainStay International Equity Fund - Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.24%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.80%
MainStay International Equity Fund | MainStay International Equity Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	353
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	779
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,331
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,836
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	253
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	779
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,331
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,836
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.37%
MainStay International Equity Fund | MainStay International Equity Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,432
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.66%
MainStay International Equity Fund | MainStay International Equity Fund - Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,556
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.52%
MainStay International Equity Fund | MainStay International Equity Fund - Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,834
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.30%
MainStay International Equity Fund | MainStay International Equity Fund - Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	182
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	563
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,105
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.97%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.90% on assets up to $500 million and 0.85% on assets in excess of $500 million, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.01% of the Fund's average daily net assets, but did not result in a net increase in the Fund's Total Annual Fund Operating Expenses.

MainStay Flexible Bond Opportunities Fund (Prospectus Summary) | MainStay Flexible Bond Opportunities Fund
MainStay Flexible Bond Opportunities Fund
Investment Objective
The Fund seeks to provide current income and total return by investing primarily in domestic and foreign debt securities.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 117 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MainStay Flexible Bond Opportunities Fund	MainStay Flexible Bond Opportunities Fund - INVESTOR CLASS		MainStay Flexible Bond Opportunities Fund - Class A		MainStay Flexible Bond Opportunities Fund - Class B	MainStay Flexible Bond Opportunities Fund - Class C	MainStay Flexible Bond Opportunities Fund - Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		4.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MainStay Flexible Bond Opportunities Fund		MainStay Flexible Bond Opportunities Fund - INVESTOR CLASS	MainStay Flexible Bond Opportunities Fund - Class A	MainStay Flexible Bond Opportunities Fund - Class B	MainStay Flexible Bond Opportunities Fund - Class C	MainStay Flexible Bond Opportunities Fund - Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none
Interest Expense on Securities Sold Short	[2]	0.24%	0.24%	0.24%	0.24%	0.24%
Broker Fees and Charges on Short Sales		0.02%	0.02%	0.02%	0.02%	0.02%
Remainder of Other Expenses		0.57%	0.33%	0.57%	0.57%	0.32%
Total Annual Fund Operating Expenses	[2]	0.83%	0.59%	0.83%	0.83%	0.58%
Total Annual Fund Operating Expenses	[3]	1.71%	1.47%	2.46%	2.46%	1.21%
Waivers / Reimbursements	[3]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[3]	1.66%	1.42%	2.41%	2.41%	1.16%
[1]	The management fee is as follows: 0.60% on assets up to $500 million; 0.55% on assets from $500 million up to $1 billion; and 0.50% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.03% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[2]	Based on estimated amounts for the current fiscal year.
[3]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.16% its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement expires on February 28, 2012, and may only be amended or terminated prior to that date by action of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example reflects Class B shares converting into
Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MainStay Flexible Bond Opportunities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MainStay Flexible Bond Opportunities Fund - INVESTOR CLASS	611	960	1,332	2,375
MainStay Flexible Bond Opportunities Fund - Class A	588	889	1,212	2,124
MainStay Flexible Bond Opportunities Fund - Class B	744	1,062	1,506	2,607
MainStay Flexible Bond Opportunities Fund - Class C	344	762	1,306	2,792
MainStay Flexible Bond Opportunities Fund - Class I	118	379	660	1,462

Expense Example, No Redemption MainStay Flexible Bond Opportunities Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MainStay Flexible Bond Opportunities Fund - Class B	244	762	1,306	2,607
MainStay Flexible Bond Opportunities Fund - Class C	244	762	1,306	2,792

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 80%
of the average value of its portfolio.

Principal Investment Strategies
The Fund , under normal conditions, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a diversified portfolio of debt or debt-related securities such as: debt or debt-related securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities; debt or debt-related securities issued by U.S. or foreign corporate entities; zero coupon bonds; municipal bonds; mortgage-related and other asset-backed securities; loan participation interests; convertible bonds; and variable or floating rate debt securities. The securities may be denominated in U.S. or foreign currencies, and may have fixed, variable, floating or inverse floating rates of interest. Maturities of the securities held by the Fund will vary. The
Fund may invest up to 20% of its net assets in equity securities. The Fund may invest without limitation in securities of foreign issuers.

The Fund may take long and short positions. The Fund 's long positions, either through direct long positions or through credit default swaps or total return swaps, may aggregate up to 120% of the Fund 's net assets. The Fund 's short positions, either through direct short positions or through credit default swaps or total return swaps, may aggregate up to 20% of the Fund 's net assets. The proceeds from the Fund 's short positions may be used to purchase all or a portion of the additional long positions. The long and short positions held by the Fund may vary over time as market opportunities develop.

Short sales are intended to allow the Fund to earn returns on securities that
MacKay Shields LLC, the Fund 's Subadvisor, believes will underperform the benchmark index and may allow the Fund to maintain additional long positions.

The Fund may invest in derivatives, such as futures, options, forward commitments and swap agreements to try to enhance returns or reduce the risk of loss of (hedge) certain of its holdings or manage duration. The Fund may invest up to 15% of its total assets in swaps.

Investment Process: The Subadvisor seeks to identify investment opportunities based on the financial condition and competitiveness of individual companies and, in the process, utilizes fundamental economic cycle analysis, and considers credit quality and interest rate trends.

The Fund invests in various bond market sectors (U.S. government including mortgage-related and asset-backed securities, foreign government, U.S. corporate and foreign corporate, including below investment grade or non-investment grade securities in each of these sectors). The Subadvisor allocates the Fund's investments among the various bond market sectors based on current and projected economic and market conditions.

The Fund's principal investments also may include debt securities that are rated below investment grade by Standard & Poor's ("S&P") or Moody's Investor Service
Inc. ("Moody's") or, if unrated, determined by the Subadvisor to be of comparable quality. Some securities that are rated below investment grade by S&P or Moody's are referred to as "junk bonds." If S&P and Moody's assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality. The Fund's investments also include floaters, variable rate notes, when-issued securities and forward commitments. The Fund may enter into mortgage dollar roll transactions, invest in to-be-announced ("TBA") securities, buy and sell currency on a spot basis, buy foreign currency options and may enter into foreign currency forward contracts.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the domestic economy, the condition of foreign economies, and meaningful changes in the issuer's financial condition, including changes in the issuer's credit risk and competitiveness.

Principal Risks
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisor may not produce the desired results.

Debt Securities Risk : The risks of investing in debt securities include
(without limitation): (i) credit risk, i.e. , the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e. , a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e. , low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e. , when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e. , the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e. , during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund 's income, if the proceeds are reinvested at lower interest rates.

Short Selling Risk: If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

The Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Fund's custodian to cover the Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the
Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Fund's exposure to long positions and make any change in the Fund's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Fund will leverage its portfolio, or if it does, that the
Fund's leveraging strategy will be successful.

Regulatory authorities in the United States or other countries may prohibit or restrict the ability of the Fund to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Fund's ability to fully implement its investment strategies.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the
Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as "junk bonds") are sometimes considered speculative as they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities.
These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Mortgage Dollar Roll Transaction Risk: Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the
Fund at the end of the roll, while substantially similar, may be inferior to what was initially sold to the counterparty.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the
Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund's
Subadvisor to forecast interest rates and other economic factors correctly.
These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Foreign Securities Risk: Investments in foreign securities are subject to risks that differ from those of U.S. issuers. These risks may include: fluctuating currency values; less liquid trading markets; greater price volatility;
political and economic instability; less publicly available information about issuers; changes in U.S. or foreign tax or currency laws; and changes in monetary policy. Foreign securities may be more difficult to sell than U.S.
securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, imposition of taxes, higher brokerage and custodian fees, currency rate fluctuations or exchange controls or other government restrictions, including seizure or nationalization of foreign deposits or assets. There may also be difficulty in invoking legal protections across borders. Some of these risks may cause the
Fund's share price to be more volatile than that of a U.S. only mutual fund. The
Fund may also incur higher expenses and costs when making foreign investments, which could affect the Fund's total return. The risks of foreign securities are likely to be greater in emerging market countries than in foreign countries with developed securities markets and more advanced regulatory regimes. Among other things, emerging market countries may have economic structures that are less mature and political systems that are less stable. Moreover, emerging market countries may have less developed securities markets, high inflation, and rapidly changing interest and currency exchange rates. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Fund's assets.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

TBA Securities Risk: The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security.

When-Issued Securities Risk: The principal risk of transactions involving when-issued securities is that the security will be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment.

Past Performance
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Barclays Capital
U.S. Aggregate Bond Index as its primary benchmark index. The Barclays Capital
U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class I shares, first offered on
January 2, 2004, include the historical performance of Class A shares through
January 1, 2004. Performance figures for Investor Class shares, first offered on
February 28, 2008, include the historical performance of Class A shares through
February 27, 2008. Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. P ast performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.
Please visit mainstayinvestments.com for more recent performance information.

Effective February 28, 2011, the Fund changed its investment strategies. The past performance in the bar chart and table reflect the Fund's prior investment objective and principal investments strategies.

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.

Annual Returns, Class B Shares (by calendar year 2001-2010)

Best Quarter
3Q/09   9.93%
Worst Quarter
4Q/08   -7.60%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns MainStay Flexible Bond Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MainStay Flexible Bond Opportunities Fund - INVESTOR CLASS	Investor Class Return Before Taxes	6.12%	5.64%	6.72%
MainStay Flexible Bond Opportunities Fund - Class A	Class A Return Before Taxes	6.30%	5.71%	6.76%
MainStay Flexible Bond Opportunities Fund - Class B	Class B Return Before Taxes	5.15%	5.50%	6.41%
MainStay Flexible Bond Opportunities Fund - Class C	Class C Return Before Taxes	9.16%	5.80%	6.40%
MainStay Flexible Bond Opportunities Fund - Class I	Class I Return Before Taxes	11.56%	7.05%	7.58%
After Taxes on Distributions MainStay Flexible Bond Opportunities Fund - Class B	Class B Return After Taxes on Distributions	3.08%	3.54%	4.45%
After Taxes on Distributions and Sales MainStay Flexible Bond Opportunities Fund - Class B	Class B Return After Taxes on Distributions and Sale of Fund Shares	3.33%	3.52%	4.35%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	6.54%	5.80%	5.84%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
MainStay Flexible Bond Opportunities Fund (Prospectus Summary) | MainStay Flexible Bond Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Flexible Bond Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income and total return by investing primarily in domestic and foreign debt securities.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 117 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 80%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example reflects Class B shares converting into
Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund , under normal conditions, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a diversified portfolio of debt or debt-related securities such as: debt or debt-related securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities; debt or debt-related securities issued by U.S. or foreign corporate entities; zero coupon bonds; municipal bonds; mortgage-related and other asset-backed securities; loan participation interests; convertible bonds; and variable or floating rate debt securities. The securities may be denominated in U.S. or foreign currencies, and may have fixed, variable, floating or inverse floating rates of interest. Maturities of the securities held by the Fund will vary. The
Fund may invest up to 20% of its net assets in equity securities. The Fund may invest without limitation in securities of foreign issuers.

The Fund may take long and short positions. The Fund 's long positions, either through direct long positions or through credit default swaps or total return swaps, may aggregate up to 120% of the Fund 's net assets. The Fund 's short positions, either through direct short positions or through credit default swaps or total return swaps, may aggregate up to 20% of the Fund 's net assets. The proceeds from the Fund 's short positions may be used to purchase all or a portion of the additional long positions. The long and short positions held by the Fund may vary over time as market opportunities develop.

Short sales are intended to allow the Fund to earn returns on securities that
MacKay Shields LLC, the Fund 's Subadvisor, believes will underperform the benchmark index and may allow the Fund to maintain additional long positions.

The Fund may invest in derivatives, such as futures, options, forward commitments and swap agreements to try to enhance returns or reduce the risk of loss of (hedge) certain of its holdings or manage duration. The Fund may invest up to 15% of its total assets in swaps.

Investment Process: The Subadvisor seeks to identify investment opportunities based on the financial condition and competitiveness of individual companies and, in the process, utilizes fundamental economic cycle analysis, and considers credit quality and interest rate trends.

The Fund invests in various bond market sectors (U.S. government including mortgage-related and asset-backed securities, foreign government, U.S. corporate and foreign corporate, including below investment grade or non-investment grade securities in each of these sectors). The Subadvisor allocates the Fund's investments among the various bond market sectors based on current and projected economic and market conditions.

The Fund's principal investments also may include debt securities that are rated below investment grade by Standard & Poor's ("S&P") or Moody's Investor Service
Inc. ("Moody's") or, if unrated, determined by the Subadvisor to be of comparable quality. Some securities that are rated below investment grade by S&P or Moody's are referred to as "junk bonds." If S&P and Moody's assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality. The Fund's investments also include floaters, variable rate notes, when-issued securities and forward commitments. The Fund may enter into mortgage dollar roll transactions, invest in to-be-announced ("TBA") securities, buy and sell currency on a spot basis, buy foreign currency options and may enter into foreign currency forward contracts.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the domestic economy, the condition of foreign economies, and meaningful changes in the issuer's financial condition, including changes in the issuer's credit risk and competitiveness.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisor may not produce the desired results.

Debt Securities Risk : The risks of investing in debt securities include
(without limitation): (i) credit risk, i.e. , the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e. , a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e. , low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e. , when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e. , the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e. , during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund 's income, if the proceeds are reinvested at lower interest rates.

Short Selling Risk: If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

The Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Fund's custodian to cover the Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the
Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Fund's exposure to long positions and make any change in the Fund's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Fund will leverage its portfolio, or if it does, that the
Fund's leveraging strategy will be successful.

Regulatory authorities in the United States or other countries may prohibit or restrict the ability of the Fund to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Fund's ability to fully implement its investment strategies.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the
Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as "junk bonds") are sometimes considered speculative as they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities.
These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Mortgage Dollar Roll Transaction Risk: Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the
Fund at the end of the roll, while substantially similar, may be inferior to what was initially sold to the counterparty.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the
Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund's
Subadvisor to forecast interest rates and other economic factors correctly.
These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Foreign Securities Risk: Investments in foreign securities are subject to risks that differ from those of U.S. issuers. These risks may include: fluctuating currency values; less liquid trading markets; greater price volatility;
political and economic instability; less publicly available information about issuers; changes in U.S. or foreign tax or currency laws; and changes in monetary policy. Foreign securities may be more difficult to sell than U.S.
securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, imposition of taxes, higher brokerage and custodian fees, currency rate fluctuations or exchange controls or other government restrictions, including seizure or nationalization of foreign deposits or assets. There may also be difficulty in invoking legal protections across borders. Some of these risks may cause the
Fund's share price to be more volatile than that of a U.S. only mutual fund. The
Fund may also incur higher expenses and costs when making foreign investments, which could affect the Fund's total return. The risks of foreign securities are likely to be greater in emerging market countries than in foreign countries with developed securities markets and more advanced regulatory regimes. Among other things, emerging market countries may have economic structures that are less mature and political systems that are less stable. Moreover, emerging market countries may have less developed securities markets, high inflation, and rapidly changing interest and currency exchange rates. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Fund's assets.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

TBA Securities Risk: The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security.

When-Issued Securities Risk: The principal risk of transactions involving when-issued securities is that the security will be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Barclays Capital
U.S. Aggregate Bond Index as its primary benchmark index. The Barclays Capital
U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class I shares, first offered on
January 2, 2004, include the historical performance of Class A shares through
January 1, 2004. Performance figures for Investor Class shares, first offered on
February 28, 2008, include the historical performance of Class A shares through
February 27, 2008. Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. P ast performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.
Please visit mainstayinvestments.com for more recent performance information.

Effective February 28, 2011, the Fund changed its investment strategies. The past performance in the bar chart and table reflect the Fund's prior investment objective and principal investments strategies.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class B Shares (by calendar year 2001-2010)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
3Q/09   9.93%
Worst Quarter
4Q/08   -7.60%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
MainStay Flexible Bond Opportunities Fund (Prospectus Summary) | MainStay Flexible Bond Opportunities Fund | MainStay Flexible Bond Opportunities Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
MainStay Flexible Bond Opportunities Fund (Prospectus Summary) | MainStay Flexible Bond Opportunities Fund | MainStay Flexible Bond Opportunities Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
MainStay Flexible Bond Opportunities Fund (Prospectus Summary) | MainStay Flexible Bond Opportunities Fund | MainStay Flexible Bond Opportunities Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.60%)
MainStay Flexible Bond Opportunities Fund (Prospectus Summary) | MainStay Flexible Bond Opportunities Fund | MainStay Flexible Bond Opportunities Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
MainStay Flexible Bond Opportunities Fund (Prospectus Summary) | MainStay Flexible Bond Opportunities Fund | MainStay Flexible Bond Opportunities Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
MainStay Flexible Bond Opportunities Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
MainStay Flexible Bond Opportunities Fund | MainStay Flexible Bond Opportunities Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.63%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.24%	[3]
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	0.02%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.83%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[4]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[4]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.66%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	611
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	960
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,332
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,375
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.72%
MainStay Flexible Bond Opportunities Fund | MainStay Flexible Bond Opportunities Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.63%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.24%	[3]
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	0.02%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.59%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[4]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[4]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.42%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	588
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	889
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,212
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,124
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.76%
MainStay Flexible Bond Opportunities Fund | MainStay Flexible Bond Opportunities Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.63%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.24%	[3]
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	0.02%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.83%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%	[4]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[4]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	2.41%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	744
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,062
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,506
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,607
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	244
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	762
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,306
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,607
Annual Return 2001	rr_AnnualReturn2001	5.78%
Annual Return 2002	rr_AnnualReturn2002	3.99%
Annual Return 2003	rr_AnnualReturn2003	19.10%
Annual Return 2004	rr_AnnualReturn2004	6.96%
Annual Return 2005	rr_AnnualReturn2005	0.10%
Annual Return 2006	rr_AnnualReturn2006	6.72%
Annual Return 2007	rr_AnnualReturn2007	3.82%
Annual Return 2008	rr_AnnualReturn2008	(13.84%)
Annual Return 2009	rr_AnnualReturn2009	26.17%
Annual Return 2010	rr_AnnualReturn2010	10.15%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.41%
MainStay Flexible Bond Opportunities Fund | MainStay Flexible Bond Opportunities Fund - Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.45%
MainStay Flexible Bond Opportunities Fund | MainStay Flexible Bond Opportunities Fund - Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.35%
MainStay Flexible Bond Opportunities Fund | MainStay Flexible Bond Opportunities Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.63%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.24%	[3]
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	0.02%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.83%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%	[4]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[4]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	2.41%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	344
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	762
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,306
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,792
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	244
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	762
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,306
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,792
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.40%
MainStay Flexible Bond Opportunities Fund | MainStay Flexible Bond Opportunities Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.63%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.24%	[3]
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	0.02%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.58%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[4]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[4]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.16%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	379
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,462
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.58%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.60% on assets up to $500 million; 0.55% on assets from $500 million up to $1 billion; and 0.50% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.03% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[3]	Based on estimated amounts for the current fiscal year.
[4]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.16% its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement expires on February 28, 2012, and may only be amended or terminated prior to that date by action of the Board of Trustees of the Fund.

MainStay Government Fund (Prospectus Summary) | MainStay Government Fund
MainStay Government Fund
Investment Objective
The Fund seeks a high level of current income, consistent with safety of principal.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 117 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MainStay Government Fund	MainStay Government Fund - INVESTOR CLASS		MainStay Government Fund - Class A		MainStay Government Fund - Class B	MainStay Government Fund - Class C	MainStay Government Fund - Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		4.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MainStay Government Fund		MainStay Government Fund - INVESTOR CLASS	MainStay Government Fund - Class A	MainStay Government Fund - Class B	MainStay Government Fund - Class C	MainStay Government Fund - Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none
Other Expenses		0.45%	0.33%	0.45%	0.45%	0.33%
Total Annual Fund Operating Expenses	[2]	1.32%	1.20%	2.07%	2.07%	0.95%
Waivers / Reimbursements		(0.17%)	(0.17%)	(0.17%)	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[2]	1.15%	1.03%	1.90%	1.90%	0.78%
[1]	The management fee is an annual percentage of the Fund's average daily net assets plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.02% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses. New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.50% on assets up to $500 million, 0.475% on assets from $500 million to $1 billion, and 0.45% on assets in excess of $1 billion. This agreement may only be amended or terminated by action of the Board of Trustees ("Board") of the Fund. Without this waiver, the management fee would be 0.60% on assets up to $500 million, 0.575% on assets from $500 million up to $1 billion, and 0.55% on assets in excess of $1 billion.
[2]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.03% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement expires on February 28, 2012, and may only be amended or terminated prior to that date by action of the Board.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example reflects Class B shares converting into
Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MainStay Government Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MainStay Government Fund - INVESTOR CLASS	562	833	1,125	1,954
MainStay Government Fund - Class A	550	798	1,064	1,825
MainStay Government Fund - Class B	693	932	1,298	2,194
MainStay Government Fund - Class C	293	632	1,098	2,387
MainStay Government Fund - Class I	80	286	509	1,151

Expense Example, No Redemption MainStay Government Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MainStay Government Fund - Class B	193	632	1,098	2,194
MainStay Government Fund - Class C	193	632	1,098	2,387

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 132%
of the average value of its portfolio.

Principal Investment Strategies
The Fund , under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in U.S. government securities. It may invest up to 20% of its net assets in mortgage-related and asset-backed securities or other investment grade securities that are not U.S.
government securities.

The Fund 's principal investments are debt securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. These securities include U.S. Treasury bills (maturing in one year or less), notes (maturing in 1 to 10 years), bonds (generally maturing in more than 10 years), Government
National Mortgage Association mortgage-backed certificates and other U.S.
government securities representing ownership interests in mortgage pools such as securities issued by the Federal National Mortgage Association and by the
Federal Home Loan Mortgage Corporation, and certain corporate fixed-income securities that are guaranteed by the Federal Deposit Insurance Corporation. The
Fund also invests in variable rate notes and floaters, which are debt securities with a variable interest rate tied to another interest rate such as a money market index or Treasury bill rate, as well as money market instruments and cash equivalents.

Investment Process: In pursuing the Fund's investment strategies, MacKay Shields
LLC, the Fund's Subadvisor, uses a combined approach to investing, analyzing economic trends as well as factors pertinent to particular issuers and securities. As part of the Fund's principal strategies, the Subadvisor may use a variety of investment practices such as mortgage dollar roll transactions, to-be-announced ("TBA") securities transactions, and transactions on a when-issued basis. If Standard & Poor's and Moody's Investor Service, Inc.
assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality.

The Fund may also invest in derivatives such as futures and options to try to enhance returns or reduce the risk of loss of (hedge) certain of its holdings.
The Subadvisor may sell a security prior to maturity if it no longer believes that the security will contribute to meeting the investment objective of the
Fund.

Principal Risks
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money. Investments in the Fund are not guaranteed. While some of the Fund's investments, such as U.S. Treasury obligations, are backed by the "full faith and credit" of the U.S. government, some securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may not be guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisor may not produce the desired results.

Debt Securities Risk : The risks of investing in debt securities include
(without limitation): (i) credit risk, i.e. , the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e. , a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e. , low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e. , when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e. , the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e. , during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund 's income, if the proceeds are reinvested at lower interest rates.

Additional risks associated with an investment in the Fund include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government-some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Fund's yield will fluctuate with changes in short-term interest rates.

Mortgage Dollar Roll Transaction Risk: Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the
Fund at the end of the roll, while substantially similar, may be inferior to what was initially sold to the counterparty.

TBA Securities Risk: The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security.

When-Issued Securities Risk: The principal risk of transactions involving when-issued securities is that the security will be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the
Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund's
Subadvisor to forecast interest rates and other economic factors correctly.
These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Money Market/Short-Term Securities Risk: To the extent the Fund holds cash or invests in money market or short-term securities, the Fund will be less likely to achieve its investment objective. In addition, it is possible that the Fund's investments in these instruments could lose money.

Past Performance
The bar chart and tables below indicate some of the risks of investing in the
Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Barclays Capital
U.S. Government Bond Index as its primary benchmark index. The Barclays Capital
U.S. Government Bond Index is comprised of publicly issued, non-convertible, domestic debt of the U.S. government or any of its agencies, quasi-federal corporations, or corporate debt guaranteed by the U.S. government.

Performance for the classes varies based on differences in their fee and expense structures. Performance for Class I shares, first offered on January 2, 2004, includes the historical performance of Class B shares from through January 1,
2004. Performance for Investor Class shares, first offered on February 28, 2008, includes the historical performance of Class A shares through February 27, 2008.
Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit
mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.

Annual Returns, Class B Shares (by calendar year 2001-2010)

Best Quarter
4Q/08   6.08%
Worst Quarter
2Q/04   -2.95%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns MainStay Government Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MainStay Government Fund - INVESTOR CLASS	Investor Class Return Before Taxes	none	4.07%	4.19%
MainStay Government Fund - Class A	Class A Return Before Taxes	0.14%	4.14%	4.22%
MainStay Government Fund - Class B	Class B Return Before Taxes	(1.05%)	3.91%	3.90%
MainStay Government Fund - Class C	Class C Return Before Taxes	3.07%	4.25%	3.90%
MainStay Government Fund - Class I	Class I Return Before Taxes	5.20%	5.58%	5.11%
After Taxes on Distributions MainStay Government Fund - Class B	Class B Return After Taxes on Distributions	(2.10%)	2.80%	2.74%
After Taxes on Distributions and Sales MainStay Government Fund - Class B	Class B Return After Taxes on Distributions and Sale of Fund Shares	(0.59%)	2.69%	2.66%
Barclays Capital U.S. Govenment Bond Index	Barclays Capital U.S. Government Bond Index (reflects no deductions for fees, expenses, or taxes)	5.52%	5.45%	5.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
MainStay Government Fund (Prospectus Summary) | MainStay Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Government Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of current income, consistent with safety of principal.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 117 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 132%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	132.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example reflects Class B shares converting into
Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund , under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in U.S. government securities. It may invest up to 20% of its net assets in mortgage-related and asset-backed securities or other investment grade securities that are not U.S.
government securities.

The Fund 's principal investments are debt securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. These securities include U.S. Treasury bills (maturing in one year or less), notes (maturing in 1 to 10 years), bonds (generally maturing in more than 10 years), Government
National Mortgage Association mortgage-backed certificates and other U.S.
government securities representing ownership interests in mortgage pools such as securities issued by the Federal National Mortgage Association and by the
Federal Home Loan Mortgage Corporation, and certain corporate fixed-income securities that are guaranteed by the Federal Deposit Insurance Corporation. The
Fund also invests in variable rate notes and floaters, which are debt securities with a variable interest rate tied to another interest rate such as a money market index or Treasury bill rate, as well as money market instruments and cash equivalents.

Investment Process: In pursuing the Fund's investment strategies, MacKay Shields
LLC, the Fund's Subadvisor, uses a combined approach to investing, analyzing economic trends as well as factors pertinent to particular issuers and securities. As part of the Fund's principal strategies, the Subadvisor may use a variety of investment practices such as mortgage dollar roll transactions, to-be-announced ("TBA") securities transactions, and transactions on a when-issued basis. If Standard & Poor's and Moody's Investor Service, Inc.
assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality.

The Fund may also invest in derivatives such as futures and options to try to enhance returns or reduce the risk of loss of (hedge) certain of its holdings.
The Subadvisor may sell a security prior to maturity if it no longer believes that the security will contribute to meeting the investment objective of the
Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money. Investments in the Fund are not guaranteed. While some of the Fund's investments, such as U.S. Treasury obligations, are backed by the "full faith and credit" of the U.S. government, some securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may not be guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisor may not produce the desired results.

Debt Securities Risk : The risks of investing in debt securities include
(without limitation): (i) credit risk, i.e. , the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e. , a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e. , low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e. , when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e. , the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e. , during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund 's income, if the proceeds are reinvested at lower interest rates.

Additional risks associated with an investment in the Fund include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government-some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Fund's yield will fluctuate with changes in short-term interest rates.

Mortgage Dollar Roll Transaction Risk: Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the
Fund at the end of the roll, while substantially similar, may be inferior to what was initially sold to the counterparty.

TBA Securities Risk: The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security.

When-Issued Securities Risk: The principal risk of transactions involving when-issued securities is that the security will be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the
Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund's
Subadvisor to forecast interest rates and other economic factors correctly.
These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Money Market/Short-Term Securities Risk: To the extent the Fund holds cash or invests in money market or short-term securities, the Fund will be less likely to achieve its investment objective. In addition, it is possible that the Fund's investments in these instruments could lose money.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and tables below indicate some of the risks of investing in the
Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Barclays Capital
U.S. Government Bond Index as its primary benchmark index. The Barclays Capital
U.S. Government Bond Index is comprised of publicly issued, non-convertible, domestic debt of the U.S. government or any of its agencies, quasi-federal corporations, or corporate debt guaranteed by the U.S. government.

Performance for the classes varies based on differences in their fee and expense structures. Performance for Class I shares, first offered on January 2, 2004, includes the historical performance of Class B shares from through January 1,
2004. Performance for Investor Class shares, first offered on February 28, 2008, includes the historical performance of Class A shares through February 27, 2008.
Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit
mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and tables below indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class B Shares (by calendar year 2001-2010)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
4Q/08   6.08%
Worst Quarter
2Q/04   -2.95%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
MainStay Government Fund (Prospectus Summary) | MainStay Government Fund | MainStay Government Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
MainStay Government Fund (Prospectus Summary) | MainStay Government Fund | MainStay Government Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
MainStay Government Fund (Prospectus Summary) | MainStay Government Fund | MainStay Government Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.95%)
MainStay Government Fund (Prospectus Summary) | MainStay Government Fund | MainStay Government Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
MainStay Government Fund (Prospectus Summary) | MainStay Government Fund | MainStay Government Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
MainStay Government Fund | Barclays Capital U.S. Govenment Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Government Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.42%
MainStay Government Fund | MainStay Government Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.15%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	562
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	833
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,125
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,954
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.19%
MainStay Government Fund | MainStay Government Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.03%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	550
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	798
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,064
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,825
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.22%
MainStay Government Fund | MainStay Government Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.90%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	932
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,298
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,194
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	632
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,098
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,194
Annual Return 2001	rr_AnnualReturn2001	5.54%
Annual Return 2002	rr_AnnualReturn2002	8.94%
Annual Return 2003	rr_AnnualReturn2003	0.53%
Annual Return 2004	rr_AnnualReturn2004	1.92%
Annual Return 2005	rr_AnnualReturn2005	1.04%
Annual Return 2006	rr_AnnualReturn2006	3.01%
Annual Return 2007	rr_AnnualReturn2007	5.42%
Annual Return 2008	rr_AnnualReturn2008	8.18%
Annual Return 2009	rr_AnnualReturn2009	0.83%
Annual Return 2010	rr_AnnualReturn2010	3.95%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.05%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.90%
MainStay Government Fund | MainStay Government Fund - Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.10%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.74%
MainStay Government Fund | MainStay Government Fund - Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.59%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.66%
MainStay Government Fund | MainStay Government Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.90%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	632
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,098
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,387
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	632
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,098
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,387
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.90%
MainStay Government Fund | MainStay Government Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.78%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	286
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,151
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.11%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is an annual percentage of the Fund's average daily net assets plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.02% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses. New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.50% on assets up to $500 million, 0.475% on assets from $500 million to $1 billion, and 0.45% on assets in excess of $1 billion. This agreement may only be amended or terminated by action of the Board of Trustees ("Board") of the Fund. Without this waiver, the management fee would be 0.60% on assets up to $500 million, 0.575% on assets from $500 million up to $1 billion, and 0.55% on assets in excess of $1 billion.
[3]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.03% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement expires on February 28, 2012, and may only be amended or terminated prior to that date by action of the Board.

MainStay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay High Yield Corporate Bond Fund
MainStay High Yield Corporate Bond Fund
Investment Objective
The Fund seeks maximum current income through investment in a diversified portfolio of high-yield debt securities.

Capital appreciation is a secondary
objective.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 117 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MainStay High Yield Corporate Bond Fund	MainStay High Yield Corporate Bond Fund - INVESTOR CLASS		MainStay High Yield Corporate Bond Fund - Class A		MainStay High Yield Corporate Bond Fund - Class B	MainStay High Yield Corporate Bond Fund - Class C	MainStay High Yield Corporate Bond Fund - Class I	MainStay High Yield Corporate Bond Fund - Class R2
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		4.50%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MainStay High Yield Corporate Bond Fund		MainStay High Yield Corporate Bond Fund - INVESTOR CLASS	MainStay High Yield Corporate Bond Fund - Class A	MainStay High Yield Corporate Bond Fund - Class B	MainStay High Yield Corporate Bond Fund - Class C	MainStay High Yield Corporate Bond Fund - Class I	MainStay High Yield Corporate Bond Fund - Class R2
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.27%	0.22%	0.27%	0.27%	0.22%	0.32%
Total Annual Fund Operating Expenses		1.08%	1.03%	1.83%	1.83%	0.78%	1.13%
[1]	The management fee is as follows: 0.60% on assets up to $500 million; 0.55% on assets from $500 million to $5 billion; 0.525% on assets from $5 billion to $7 billion; and 0.50% on assets in excess of $7 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.01% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example reflects Class B shares converting into
Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MainStay High Yield Corporate Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MainStay High Yield Corporate Bond Fund - INVESTOR CLASS	555	778	1,019	1,708
MainStay High Yield Corporate Bond Fund - Class A	550	763	993	1,653
MainStay High Yield Corporate Bond Fund - Class B	686	876	1,190	1,951
MainStay High Yield Corporate Bond Fund - Class C	286	576	990	2,148
MainStay High Yield Corporate Bond Fund - Class I	80	249	433	966
MainStay High Yield Corporate Bond Fund - Class R2	115	359	622	1,375

Expense Example, No Redemption MainStay High Yield Corporate Bond Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MainStay High Yield Corporate Bond Fund - Class B	186	576	990	1,951
MainStay High Yield Corporate Bond Fund - Class C	186	576	990	2,148

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 41%
of the average value of its portfolio.

Principal Investment Strategies
The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in high-yield corporate debt securities, including all types of high-yield domestic and foreign corporate debt securities that are rated below investment grade by Moody's Investor
Service, Inc. ("Moody's") or Standard & Poor's ("S&P") or that are unrated but are considered to be of comparable quality by MacKay Shields LLC, the Fund's
Subadvisor.

The Fund's high-yield investments may also include convertible corporate bonds and loan participation interests (e.g., bank debt). The Fund may invest up to
20% of its net assets in common stocks and other equity securities.

Investment Process: The Subadvisor seeks to identify investment opportunities through analyzing individual companies and evaluates each company's competitive position, financial condition, and business prospects. The Fund only invests in companies in which the Subadvisor has judged that there is sufficient asset coverage-that is, the Subadvisor's subjective appraisal of a company's value divided by the value of its debt, with the intent of maximizing default-adjusted income and returns.

Some securities that are rated below investment grade by Moody's or S&P are commonly referred to as "junk bonds." These securities are sometimes considered speculative. If Moody's and S&P assign different ratings to the same security, the Fund will use the lower rating for purposes of determining the security's credit quality.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund . In considering whether to sell a security, the Subadvisor may evaluate, among other things, meaningful changes in the issuer's financial condition and competitiveness. The
Fund may hold cash or invest in short term instruments during times when the portfolio manager is unable to identify attractive high-yield securities.

In times of unusual or adverse market, economic or political conditions, the
Fund may invest without limit in investment grade securities and may invest more than 35% of its total assets in U.S. government securities, or other high quality money market instruments. Periods of unusual or adverse market, economic or political conditions may exist in some cases, for up to a year. To the extent the Fund is invested in cash, investment grade debt or other high quality instruments, the yield on these investments tends to be lower than the yield on other investments normally purchased by the Fund . Although investing heavily in these investments may help to preserve the Fund 's assets, it may not be consistent with the Fund 's primary investment objective and may limit the Fund's ability to achieve a high level of income.

Principal Risks
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisor may not produce the desired results.

Debt Securities Risk : The risks of investing in debt securities include
(without limitation): (i) credit risk, i.e. , the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e. , a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e. , low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e. , when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e. , the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e. , during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund 's income, if the proceeds are reinvested at lower interest rates.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as "junk bonds") are sometimes considered speculative as they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities.
These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale.
As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Loan Participation Interest Risk: There may not be a readily available market for loan participation interests, which in some cases could result in the Fund disposing of such security at a substantial discount from face value or holding such security until maturity. In addition, there is also the credit risk of the underlying corporate borrower as well as the lending institution or other participant from whom the Fund purchased the loan participation interests.

Floating Rate Loans Risk: The floating rate loans in which the Fund invests are usually rated below investment grade (commonly referred to as "junk bonds") and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Moreover, such securities may, under certain circumstances, be less liquid than higher quality debt securities. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the
Fund's investments in floating rate loans are more likely to decline.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Foreign Securities Risk: Investments in foreign securities are subject to risks that differ from those of U.S. issuers. These risks may include: fluctuating currency values; less liquid trading markets; greater price volatility;
political and economic instability; less publicly available information about issuers; changes in U.S. or foreign tax or currency laws; and changes in monetary policy. Foreign securities may be more difficult to sell than U.S.
securities. These risks may be greater in emerging market countries than in more developed countries.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Money Market/Short-Term Securities Risk: To the extent the Fund holds cash or invests in money market or short-term securities, the Fund will be less likely to achieve its investment objective. In addition, it is possible that the Fund's investments in these instruments could lose money.

Past Performance
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Credit Suisse
High Yield Index as its primary benchmark index. The Credit Suisse High Yield
Index is a market-weighted index that includes publicly traded bonds rated below
BBB by S&P and Baa by Moody's.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class I shares, first offered on
January 2, 2004, include the historical performance of Class B shares through
January 1, 2004. Class R2 shares were first offered to the public on December
14, 2007, although this class of shares did not commence operations until May 1,
2008. Therefore, performance figures for Class R2 shares include the historical performance of Class B shares through April 30, 2008. Performance figures for
Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. Performance for newer share classes is adjusted for differences in fees and expenses.
Unadjusted, the performance shown for the newer classes might have been lower. P ast performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown.

Annual Returns, Class B Shares (by calendar year 2001-2010)

Best Quarter
2Q/09  16.82%
Worst Quarter
4Q/08  -17.62%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns MainStay High Yield Corporate Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MainStay High Yield Corporate Bond Fund - INVESTOR CLASS	Investor Class Return Before Taxes	6.99%	5.67%	7.90%
MainStay High Yield Corporate Bond Fund - Class A	Class A Return Before Taxes	7.12%	5.69%	7.92%
MainStay High Yield Corporate Bond Fund - Class B	Class B Return Before Taxes	6.12%	5.53%	7.58%
MainStay High Yield Corporate Bond Fund - Class C	Class C Return Before Taxes	10.31%	5.86%	7.60%
MainStay High Yield Corporate Bond Fund - Class I	Class I Return Before Taxes	12.45%	6.94%	8.68%
MainStay High Yield Corporate Bond Fund - Class R2	Class R2 Return Before Taxes	11.87%	6.59%	8.32%
After Taxes on Distributions MainStay High Yield Corporate Bond Fund - Class B	Class B Return After Taxes on Distributions	3.62%	3.05%	4.74%
After Taxes on Distributions and Sales MainStay High Yield Corporate Bond Fund - Class B	Class B Return After Taxes on Distributions and Sale of Fund Shares	3.90%	3.23%	4.77%
Credit Suisse High Yield Index	Credit Suisse High Yield Index (reflects no deductions for fees, expenses, or taxes)	14.42%	8.40%	9.11%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
MainStay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay High Yield Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay High Yield Corporate Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks maximum current income through investment in a diversified portfolio of high-yield debt securities.

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
Capital appreciation is a secondary
objective.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 117 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 41%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example reflects Class B shares converting into
Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in high-yield corporate debt securities, including all types of high-yield domestic and foreign corporate debt securities that are rated below investment grade by Moody's Investor
Service, Inc. ("Moody's") or Standard & Poor's ("S&P") or that are unrated but are considered to be of comparable quality by MacKay Shields LLC, the Fund's
Subadvisor.

The Fund's high-yield investments may also include convertible corporate bonds and loan participation interests (e.g., bank debt). The Fund may invest up to
20% of its net assets in common stocks and other equity securities.

Investment Process: The Subadvisor seeks to identify investment opportunities through analyzing individual companies and evaluates each company's competitive position, financial condition, and business prospects. The Fund only invests in companies in which the Subadvisor has judged that there is sufficient asset coverage-that is, the Subadvisor's subjective appraisal of a company's value divided by the value of its debt, with the intent of maximizing default-adjusted income and returns.

Some securities that are rated below investment grade by Moody's or S&P are commonly referred to as "junk bonds." These securities are sometimes considered speculative. If Moody's and S&P assign different ratings to the same security, the Fund will use the lower rating for purposes of determining the security's credit quality.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund . In considering whether to sell a security, the Subadvisor may evaluate, among other things, meaningful changes in the issuer's financial condition and competitiveness. The
Fund may hold cash or invest in short term instruments during times when the portfolio manager is unable to identify attractive high-yield securities.

In times of unusual or adverse market, economic or political conditions, the
Fund may invest without limit in investment grade securities and may invest more than 35% of its total assets in U.S. government securities, or other high quality money market instruments. Periods of unusual or adverse market, economic or political conditions may exist in some cases, for up to a year. To the extent the Fund is invested in cash, investment grade debt or other high quality instruments, the yield on these investments tends to be lower than the yield on other investments normally purchased by the Fund . Although investing heavily in these investments may help to preserve the Fund 's assets, it may not be consistent with the Fund 's primary investment objective and may limit the Fund's ability to achieve a high level of income.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisor may not produce the desired results.

Debt Securities Risk : The risks of investing in debt securities include
(without limitation): (i) credit risk, i.e. , the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e. , a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e. , low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e. , when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e. , the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e. , during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund 's income, if the proceeds are reinvested at lower interest rates.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as "junk bonds") are sometimes considered speculative as they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities.
These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale.
As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Loan Participation Interest Risk: There may not be a readily available market for loan participation interests, which in some cases could result in the Fund disposing of such security at a substantial discount from face value or holding such security until maturity. In addition, there is also the credit risk of the underlying corporate borrower as well as the lending institution or other participant from whom the Fund purchased the loan participation interests.

Floating Rate Loans Risk: The floating rate loans in which the Fund invests are usually rated below investment grade (commonly referred to as "junk bonds") and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Moreover, such securities may, under certain circumstances, be less liquid than higher quality debt securities. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the
Fund's investments in floating rate loans are more likely to decline.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Foreign Securities Risk: Investments in foreign securities are subject to risks that differ from those of U.S. issuers. These risks may include: fluctuating currency values; less liquid trading markets; greater price volatility;
political and economic instability; less publicly available information about issuers; changes in U.S. or foreign tax or currency laws; and changes in monetary policy. Foreign securities may be more difficult to sell than U.S.
securities. These risks may be greater in emerging market countries than in more developed countries.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Money Market/Short-Term Securities Risk: To the extent the Fund holds cash or invests in money market or short-term securities, the Fund will be less likely to achieve its investment objective. In addition, it is possible that the Fund's investments in these instruments could lose money.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Credit Suisse
High Yield Index as its primary benchmark index. The Credit Suisse High Yield
Index is a market-weighted index that includes publicly traded bonds rated below
BBB by S&P and Baa by Moody's.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class I shares, first offered on
January 2, 2004, include the historical performance of Class B shares through
January 1, 2004. Class R2 shares were first offered to the public on December
14, 2007, although this class of shares did not commence operations until May 1,
2008. Therefore, performance figures for Class R2 shares include the historical performance of Class B shares through April 30, 2008. Performance figures for
Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. Performance for newer share classes is adjusted for differences in fees and expenses.
Unadjusted, the performance shown for the newer classes might have been lower. P ast performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class B Shares (by calendar year 2001-2010)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
2Q/09  16.82%
Worst Quarter
4Q/08  -17.62%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
MainStay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay High Yield Corporate Bond Fund | MainStay High Yield Corporate Bond Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.62%)
MainStay High Yield Corporate Bond Fund | Credit Suisse High Yield Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Credit Suisse High Yield Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.11%
MainStay High Yield Corporate Bond Fund | MainStay High Yield Corporate Bond Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	555
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	778
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,019
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,708
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.90%
MainStay High Yield Corporate Bond Fund | MainStay High Yield Corporate Bond Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	550
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	763
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	993
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,653
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.92%
MainStay High Yield Corporate Bond Fund | MainStay High Yield Corporate Bond Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	686
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	876
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,190
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,951
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	576
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	990
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,951
Annual Return 2001	rr_AnnualReturn2001	1.72%
Annual Return 2002	rr_AnnualReturn2002	(1.53%)
Annual Return 2003	rr_AnnualReturn2003	36.50%
Annual Return 2004	rr_AnnualReturn2004	11.79%
Annual Return 2005	rr_AnnualReturn2005	2.34%
Annual Return 2006	rr_AnnualReturn2006	11.00%
Annual Return 2007	rr_AnnualReturn2007	1.08%
Annual Return 2008	rr_AnnualReturn2008	(24.77%)
Annual Return 2009	rr_AnnualReturn2009	41.54%
Annual Return 2010	rr_AnnualReturn2010	11.12%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.58%
MainStay High Yield Corporate Bond Fund | MainStay High Yield Corporate Bond Fund - Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.74%
MainStay High Yield Corporate Bond Fund | MainStay High Yield Corporate Bond Fund - Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.77%
MainStay High Yield Corporate Bond Fund | MainStay High Yield Corporate Bond Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	286
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	990
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,148
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	576
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	990
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,148
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.60%
MainStay High Yield Corporate Bond Fund | MainStay High Yield Corporate Bond Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	966
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.68%
MainStay High Yield Corporate Bond Fund | MainStay High Yield Corporate Bond Fund - Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.32%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.60% on assets up to $500 million; 0.55% on assets from $500 million to $5 billion; 0.525% on assets from $5 billion to $7 billion; and 0.50% on assets in excess of $7 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.01% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund
MainStay Money Market Fund
Investment Objective
The Fund seeks a high level of current income while preserving capital and maintaining liquidity.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 117 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MainStay Money Market Fund	MainStay Money Market Fund - INVESTOR CLASS	MainStay Money Market Fund - Class A	MainStay Money Market Fund - Class B	MainStay Money Market Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MainStay Money Market Fund		MainStay Money Market Fund - INVESTOR CLASS	MainStay Money Market Fund - Class A	MainStay Money Market Fund - Class B	MainStay Money Market Fund - Class C
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.47%	0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) Fees		none	none	none	none
Other Expenses		0.47%	0.25%	0.47%	0.47%
Total Annual Fund Operating Expenses	[2]	0.94%	0.72%	0.94%	0.94%
Waivers / Reimbursements	[2]	(0.14%)	(0.02%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[2]	0.80%	0.70%	0.80%	0.80%
[1]	The management fee is as follows: 0.45% on assets up to $500 million; 0.40% on assets from $500 million up to $1 billion; and 0.35% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.02% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[2]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Investor Class, 0.80%; Class A, 0.70%; Class B, 0.80%; and Class C, 0.80%. This agreement expires on February 28, 2012, and may only be amended or terminated prior to that date by action of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects Class B shares converting into Investor
Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MainStay Money Market Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MainStay Money Market Fund - INVESTOR CLASS	82	286	506	1,142
MainStay Money Market Fund - Class A	72	228	399	893
MainStay Money Market Fund - Class B	82	286	506	1,142
MainStay Money Market Fund - Class C	82	286	506	1,142

Principal Investment Strategies
The Fund invests in short-term, high-quality, U.S. dollar-denominated securities that generally mature in 397 days (13 months) or less. The Fund maintains a dollar-weighted average maturity of 60 days or less and maintains a dollar-weighted average life to maturity of 120 days or less. The Fund seeks to maintain a stable  $1.00 net asset value per share.

The Fund may invest in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities; U.S. and foreign bank and bank holding company obligations, such as certificates of deposit ("CDs"), bankers'
acceptances and Eurodollars; commercial paper; time deposits; repurchase agreements; and corporate debt securities. The Fund may invest in variable rate notes, floaters, and mortgage-related and asset-backed securities. The Fund may also invest in foreign securities that are U.S. dollar-denominated securities of foreign issuers.

The Fund will generally invest in obligations that mature in 397 days or less and substantially all of which will be held to maturity. However, the Fund may invest in securities with a face maturity of more than 397 days provided that the security is a variable or floating rate note that meets the applicable guidelines with respect to maturity. Additionally, securities collateralizing repurchase agreements may have maturities in excess of 397 days.

Investment Process: New York Life Investments, the Fund's Manager, seeks to achieve the highest yield relative to minimizing risk while also maintaining liquidity and preserving principal. The Manager selects securities based on an analysis of the creditworthiness of the issuer. The Manager works to add value by emphasizing specific securities and sectors of the money market that appear to be attractively priced based upon historical and current yield spread relationships.

The Manager may sell a security prior to maturity if it no longer believes that the security will contribute to meeting the investment objective of the Fund.

Principal Risks
Stable Net Asset Value Risk: An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at
 $1.00 per share, it is possible to lose money by investing in the Fund. This could occur because of unusual market conditions or a sudden collapse in the creditworthiness of a company once believed to be an issuer of high-quality, short-term securities.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Manager may not produce the desired results.

Debt Securities Risk: The risks involved with investing in debt securities include (without limitation): (i) credit risk, i.e., the risk that an issuer of a debt security may fail to repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., the risk that a debt security with a longer maturity may fluctuate in value more than a debt security with a shorter maturity; (iii) market risk, i.e., the risk that low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e., the risk that when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the risk that the securities selected by the Manager may underperform the market or other securities selected by other funds; and (vi)
call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income, if the proceeds are reinvested at lower interest rates.

Additional risks associated with an investment in the Fund include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government-some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Fund's yield will fluctuate with changes in short-term interest rates.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Foreign Securities Risk: Investments in foreign securities are subject to risks that differ from those of U.S. issuers. These risks may include: fluctuating currency values; less liquid trading markets; greater price volatility;
political and economic instability; less publicly available information about issuers; changes in U.S. or foreign tax or currency laws; and changes in monetary policy. Foreign securities may be more difficult to sell than U.S.
securities. These risks may be greater in emerging market countries than in more developed countries.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the
Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund's
Manager to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Money Market Fund Regulatory Risk: The Securities and Exchange Commission
("SEC") recently imposed new liquidity, credit quality, and maturity requirements on all money market funds. Because of these changes, the Fund may achieve a reduced yield as compared to the yield achieved prior to the changes.
The SEC may adopt additional money market fund regulations in the future, which may impact the operation or performance of the Fund .

Yield Risk: There can be no guarantee that the Fund will achieve or maintain any particular level of yield.

Past Performance
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns for one-, five-
and ten-year periods compare to those of a money market fund average. The
Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited.

Performance for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer class might have been lower. Past performance is not necessarily an indication of how the Fund will perform in the future.

For current yield information, call toll-free: 800-MAINSTAY (624-6782).

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown.

Annual Returns, Class B Shares (by calendar year 2001-2010)

Best Quarter
1Q/01   1.33%
Worst Quarter
2Q/10   0.00%

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns MainStay Money Market Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MainStay Money Market Fund - INVESTOR CLASS	Investor Class	0.02%	2.18%	1.96%
MainStay Money Market Fund - Class A	Class A	0.02%	2.21%	1.97%
MainStay Money Market Fund - Class B	Class B	0.02%	2.18%	1.96%
MainStay Money Market Fund - Class C	Class C	0.02%	2.18%	1.96%
Average Lipper Money Market Fund	Average Lipper Money Market Fund (reflects no deductions for fees, expenses, or taxes)	0.03%	2.20%	1.90%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Money Market Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of current income while preserving capital and maintaining liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 117 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	0
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects Class B shares converting into Investor
Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in short-term, high-quality, U.S. dollar-denominated securities that generally mature in 397 days (13 months) or less. The Fund maintains a dollar-weighted average maturity of 60 days or less and maintains a dollar-weighted average life to maturity of 120 days or less. The Fund seeks to maintain a stable  $1.00 net asset value per share.

The Fund may invest in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities; U.S. and foreign bank and bank holding company obligations, such as certificates of deposit ("CDs"), bankers'
acceptances and Eurodollars; commercial paper; time deposits; repurchase agreements; and corporate debt securities. The Fund may invest in variable rate notes, floaters, and mortgage-related and asset-backed securities. The Fund may also invest in foreign securities that are U.S. dollar-denominated securities of foreign issuers.

The Fund will generally invest in obligations that mature in 397 days or less and substantially all of which will be held to maturity. However, the Fund may invest in securities with a face maturity of more than 397 days provided that the security is a variable or floating rate note that meets the applicable guidelines with respect to maturity. Additionally, securities collateralizing repurchase agreements may have maturities in excess of 397 days.

Investment Process: New York Life Investments, the Fund's Manager, seeks to achieve the highest yield relative to minimizing risk while also maintaining liquidity and preserving principal. The Manager selects securities based on an analysis of the creditworthiness of the issuer. The Manager works to add value by emphasizing specific securities and sectors of the money market that appear to be attractively priced based upon historical and current yield spread relationships.

The Manager may sell a security prior to maturity if it no longer believes that the security will contribute to meeting the investment objective of the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Stable Net Asset Value Risk: An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at
 $1.00 per share, it is possible to lose money by investing in the Fund. This could occur because of unusual market conditions or a sudden collapse in the creditworthiness of a company once believed to be an issuer of high-quality, short-term securities.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Manager may not produce the desired results.

Debt Securities Risk: The risks involved with investing in debt securities include (without limitation): (i) credit risk, i.e., the risk that an issuer of a debt security may fail to repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., the risk that a debt security with a longer maturity may fluctuate in value more than a debt security with a shorter maturity; (iii) market risk, i.e., the risk that low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e., the risk that when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the risk that the securities selected by the Manager may underperform the market or other securities selected by other funds; and (vi)
call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income, if the proceeds are reinvested at lower interest rates.

Additional risks associated with an investment in the Fund include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government-some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Fund's yield will fluctuate with changes in short-term interest rates.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Foreign Securities Risk: Investments in foreign securities are subject to risks that differ from those of U.S. issuers. These risks may include: fluctuating currency values; less liquid trading markets; greater price volatility;
political and economic instability; less publicly available information about issuers; changes in U.S. or foreign tax or currency laws; and changes in monetary policy. Foreign securities may be more difficult to sell than U.S.
securities. These risks may be greater in emerging market countries than in more developed countries.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the
Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund's
Manager to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Money Market Fund Regulatory Risk: The Securities and Exchange Commission
("SEC") recently imposed new liquidity, credit quality, and maturity requirements on all money market funds. Because of these changes, the Fund may achieve a reduced yield as compared to the yield achieved prior to the changes.
The SEC may adopt additional money market fund regulations in the future, which may impact the operation or performance of the Fund .

Yield Risk: There can be no guarantee that the Fund will achieve or maintain any particular level of yield.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns for one-, five-
and ten-year periods compare to those of a money market fund average. The
Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited.

Performance for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer class might have been lower. Past performance is not necessarily an indication of how the Fund will perform in the future.

For current yield information, call toll-free: 800-MAINSTAY (624-6782).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-MAINSTAY (624-6782)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class B Shares (by calendar year 2001-2010)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
1Q/01   1.33%
Worst Quarter
2Q/10   0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Money Market, Seven Day Yield, Caption	rr_MoneyMarketSevenDayYieldCaption	7-day current yield
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund | MainStay Money Market Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund | MainStay Money Market Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund | MainStay Money Market Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund | MainStay Money Market Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
MainStay Money Market Fund | Average Lipper Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Average Lipper Money Market Fund (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.90%
MainStay Money Market Fund | MainStay Money Market Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.47%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%	[2]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.80%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	286
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	506
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,142
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.96%
MainStay Money Market Fund | MainStay Money Market Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.47%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%	[2]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.70%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	228
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	399
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	893
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.97%
MainStay Money Market Fund | MainStay Money Market Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.47%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%	[2]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.80%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	286
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	506
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,142
Annual Return 2001	rr_AnnualReturn2001	3.72%
Annual Return 2002	rr_AnnualReturn2002	1.22%
Annual Return 2003	rr_AnnualReturn2003	0.51%
Annual Return 2004	rr_AnnualReturn2004	0.70%
Annual Return 2005	rr_AnnualReturn2005	2.56%
Annual Return 2006	rr_AnnualReturn2006	4.38%
Annual Return 2007	rr_AnnualReturn2007	4.63%
Annual Return 2008	rr_AnnualReturn2008	1.93%
Annual Return 2009	rr_AnnualReturn2009	0.05%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.96%
MainStay Money Market Fund | MainStay Money Market Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.47%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%	[2]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.80%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	286
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	506
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,142
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.96%

[1]	The management fee is as follows: 0.45% on assets up to $500 million; 0.40% on assets from $500 million up to $1 billion; and 0.35% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.02% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[2]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Investor Class, 0.80%; Class A, 0.70%; Class B, 0.80%; and Class C, 0.80%. This agreement expires on February 28, 2012, and may only be amended or terminated prior to that date by action of the Board of Trustees of the Fund.

MainStay Principal Preservation Fund (Prospectus Summary) | MainStay Principal Preservation Fund
MainStay Principal Preservation Fund
Investment Objective
The Fund seeks to maximize current income consistent with maintaining liquidity and preserving capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MainStay Principal Preservation Fund MainStay Principal Preservation Fund - Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment )
Annual Fund Operating Expenses		MainStay Principal Preservation Fund MainStay Principal Preservation Fund - Class I
Management Fee (as an annual percentage of the Fund's average daily net assets)	[1]	0.28%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.15%
Total Annual Fund Operating Expenses		0.43%
Waivers / Reimbursements	[2]	(0.13%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements		0.30%
[1]	The management fee is 0.25%, plus a fee for fund accounting services previously provided for by New York Life Investment Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.03% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[2]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.30% of its average daily net assets. This agreement expires on February 28, 2012, and may only be amended or terminated prior to that date by action of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MainStay Principal Preservation Fund MainStay Principal Preservation Fund - Class I	31	125	228	530

Principal Investment Strategies
The Fund invests in short-term, high-quality, U.S. dollar-denominated securities that generally mature in 397 days (13 months) or less. The Fund maintains a dollar-weighted average maturity of 60 days or less and maintains a dollar-weighted average life to maturity of 120 days or less. The Fund seeks to maintain a stable  $1.00 net asset value per share.

The Fund may invest in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities; U.S. and foreign bank and bank holding company obligations, such as certificates of deposit ("CDs"), bankers'
acceptances and Eurodollars; commercial paper; time deposits; repurchase agreements; and corporate debt securities. The Fund may invest in variable rate notes, floaters, and mortgage-related and asset-backed securities. The Fund may also invest in foreign securities that are U.S. dollar-denominated securities of foreign issuers.

The Fund will generally invest in obligations that mature in 397 days or less and substantially all of which will be held to maturity. However, the Fund may invest in securities with a face maturity of more than 397 days provided that the security is a variable or floating rate note that meets the applicable guidelines with respect to maturity. Additionally, securities collateralizing repurchase agreements may have maturities in excess of 397 days.

Investment Process: New York Life Investments, the Fund's Manager, seeks to achieve the highest yield relative to minimizing risk while also maintaining liquidity and preserving principal. The Manager selects securities based on an analysis of the creditworthiness of the issuer. The Manager works to add value by emphasizing specific securities and sectors of the money market that appear to be attractively priced based upon historical and current yield spread relationships.

The Manager may sell a security prior to maturity if it no longer believes that the security will contribute to meeting the investment objective of the Fund.

Principal Risks
Stable Net Asset Value Risk: An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at
 $1.00 per share, it is possible to lose money by investing in the Fund. This could occur because of unusual market conditions or a sudden collapse in the creditworthiness of a company once believed to be an issuer of high-quality, short-term securities.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Manager may not produce the desired results.

Debt Securities Risk: The risks involved with investing in debt securities include (without limitation): (i) credit risk, i.e., the risk that an issuer of a debt security may fail to repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., the risk that a debt security with a longer maturity may fluctuate in value more than a debt security with a shorter maturity; (iii) market risk, i.e., the risk that low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e., the risk that when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the risk that the securities selected by the Manager may underperform the market or other securities selected by other funds; and (vi)
call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income, if the proceeds are reinvested at lower interest rates.

Additional risks associated with an investment in the Fund include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government-some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Fund's yield will fluctuate with changes in short-term interest rates.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Foreign Securities Risk: Investments in foreign securities are subject to risks that differ from those of U.S. issuers. These risks may include: fluctuating currency values; less liquid trading markets; greater price volatility;
political and economic instability; less publicly available information about issuers; changes in U.S. or foreign tax or currency laws; and changes in monetary policy. Foreign securities may be more difficult to sell than U.S.
securities. These risks may be greater in emerging market countries than in more developed countries.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the
Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund's
Manager to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Money Market Fund Regulatory Risk: The Securities and Exchange Commission
("SEC") recently imposed new liquidity, credit quality, and maturity requirements on all money market funds. Because of these changes, the Fund may achieve a reduced yield as compared to the yield achieved prior to the changes.
The SEC may adopt additional money market fund regulations in the future, which may impact the operation or performance of the Fund .

Yield Risk: There can be no guarantee that the Fund will achieve or maintain any particular level of yield.

Past Performance
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns for the one-, five- and ten-year periods compared to those of a money market fund average. The
Average Lipper Institutional Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited.

Performance figures for Class I shares reflect the historical performance of the
McMorgan Class shares of the McMorgan Principal Preservation Fund for periods prior to November 11, 2007 (a predecessor to the Fund which was subject to a different fee structure, and for which McMorgan & Company LLC served as investment advisor). Past performance is not necessarily an indication of how the Fund will perform in the future.

For current yield information, call toll-free: 800-MAINSTAY (624-6782).

The bar chart shows how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown.

Annual Returns, Class I Shares (by calendar year 2001-2010)

Best Quarter
1Q/01   1.42%
Worst Quarter
3Q/10   0.00%

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MainStay Principal Preservation Fund	Class I	0.01%	2.60%	2.38%
MainStay Principal Preservation Fund Average Lipper Institutional Money Market Fund	Average Lipper Institutional Money Market Fund (reflects no deductions for fees, expenses, or taxes)	0.08%	2.51%	2.29%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
MainStay Principal Preservation Fund (Prospectus Summary) | MainStay Principal Preservation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Principal Preservation Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to maximize current income consistent with maintaining liquidity and preserving capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment )
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your expenses would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in short-term, high-quality, U.S. dollar-denominated securities that generally mature in 397 days (13 months) or less. The Fund maintains a dollar-weighted average maturity of 60 days or less and maintains a dollar-weighted average life to maturity of 120 days or less. The Fund seeks to maintain a stable  $1.00 net asset value per share.

The Fund may invest in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities; U.S. and foreign bank and bank holding company obligations, such as certificates of deposit ("CDs"), bankers'
acceptances and Eurodollars; commercial paper; time deposits; repurchase agreements; and corporate debt securities. The Fund may invest in variable rate notes, floaters, and mortgage-related and asset-backed securities. The Fund may also invest in foreign securities that are U.S. dollar-denominated securities of foreign issuers.

The Fund will generally invest in obligations that mature in 397 days or less and substantially all of which will be held to maturity. However, the Fund may invest in securities with a face maturity of more than 397 days provided that the security is a variable or floating rate note that meets the applicable guidelines with respect to maturity. Additionally, securities collateralizing repurchase agreements may have maturities in excess of 397 days.

Investment Process: New York Life Investments, the Fund's Manager, seeks to achieve the highest yield relative to minimizing risk while also maintaining liquidity and preserving principal. The Manager selects securities based on an analysis of the creditworthiness of the issuer. The Manager works to add value by emphasizing specific securities and sectors of the money market that appear to be attractively priced based upon historical and current yield spread relationships.

The Manager may sell a security prior to maturity if it no longer believes that the security will contribute to meeting the investment objective of the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Stable Net Asset Value Risk: An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at
 $1.00 per share, it is possible to lose money by investing in the Fund. This could occur because of unusual market conditions or a sudden collapse in the creditworthiness of a company once believed to be an issuer of high-quality, short-term securities.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Manager may not produce the desired results.

Debt Securities Risk: The risks involved with investing in debt securities include (without limitation): (i) credit risk, i.e., the risk that an issuer of a debt security may fail to repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., the risk that a debt security with a longer maturity may fluctuate in value more than a debt security with a shorter maturity; (iii) market risk, i.e., the risk that low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e., the risk that when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the risk that the securities selected by the Manager may underperform the market or other securities selected by other funds; and (vi)
call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income, if the proceeds are reinvested at lower interest rates.

Additional risks associated with an investment in the Fund include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government-some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Fund's yield will fluctuate with changes in short-term interest rates.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Foreign Securities Risk: Investments in foreign securities are subject to risks that differ from those of U.S. issuers. These risks may include: fluctuating currency values; less liquid trading markets; greater price volatility;
political and economic instability; less publicly available information about issuers; changes in U.S. or foreign tax or currency laws; and changes in monetary policy. Foreign securities may be more difficult to sell than U.S.
securities. These risks may be greater in emerging market countries than in more developed countries.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the
Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund's
Manager to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Money Market Fund Regulatory Risk: The Securities and Exchange Commission
("SEC") recently imposed new liquidity, credit quality, and maturity requirements on all money market funds. Because of these changes, the Fund may achieve a reduced yield as compared to the yield achieved prior to the changes.
The SEC may adopt additional money market fund regulations in the future, which may impact the operation or performance of the Fund .

Yield Risk: There can be no guarantee that the Fund will achieve or maintain any particular level of yield.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns for the one-, five- and ten-year periods compared to those of a money market fund average. The
Average Lipper Institutional Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited.

Performance figures for Class I shares reflect the historical performance of the
McMorgan Class shares of the McMorgan Principal Preservation Fund for periods prior to November 11, 2007 (a predecessor to the Fund which was subject to a different fee structure, and for which McMorgan & Company LLC served as investment advisor). Past performance is not necessarily an indication of how the Fund will perform in the future.

For current yield information, call toll-free: 800-MAINSTAY (624-6782).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Average Lipper Institutional Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-MAINSTAY (624-6782)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2001-2010)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
1Q/01   1.42%
Worst Quarter
3Q/10   0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
MainStay Principal Preservation Fund (Prospectus Summary) | MainStay Principal Preservation Fund | MainStay Principal Preservation Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-08
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Money Market, Seven Day Yield, Caption	rr_MoneyMarketSevenDayYieldCaption	7-day current yield
Money Market, Seven Day Yield, Column	rr_MoneyMarketSevenDayYieldColumnName
Class I

Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	800-MAINSTAY (624-6782)
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
MainStay Principal Preservation Fund
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.38%
MainStay Principal Preservation Fund | Average Lipper Institutional Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Average Lipper Institutional Money Market Fund (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.29%
MainStay Principal Preservation Fund | MainStay Principal Preservation Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	228
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	530
Annual Return 2001	rr_AnnualReturn2001	4.21%
Annual Return 2002	rr_AnnualReturn2002	1.58%
Annual Return 2003	rr_AnnualReturn2003	0.97%
Annual Return 2004	rr_AnnualReturn2004	1.13%
Annual Return 2005	rr_AnnualReturn2005	2.98%
Annual Return 2006	rr_AnnualReturn2006	4.87%
Annual Return 2007	rr_AnnualReturn2007	5.07%
Annual Return 2008	rr_AnnualReturn2008	2.52%
Annual Return 2009	rr_AnnualReturn2009	0.62%
Annual Return 2010	rr_AnnualReturn2010	0.10%

[1]	The management fee is 0.25%, plus a fee for fund accounting services previously provided for by New York Life Investment Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.03% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[2]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.30% of its average daily net assets. This agreement expires on February 28, 2012, and may only be amended or terminated prior to that date by action of the Board of Trustees of the Fund.

MainStay Tax Free Bond Fund (Prospectus Summary) | MainStay Tax Free Bond Fund
MainStay Tax Free Bond Fund
Investment Objective
The Fund seeks to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 117 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MainStay Tax Free Bond Fund	MainStay Tax Free Bond Fund - INVESTOR CLASS		MainStay Tax Free Bond Fund - Class A		MainStay Tax Free Bond Fund - Class B	MainStay Tax Free Bond Fund - Class C	MainStay Tax Free Bond Fund - Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		4.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MainStay Tax Free Bond Fund		MainStay Tax Free Bond Fund - INVESTOR CLASS	MainStay Tax Free Bond Fund - Class A	MainStay Tax Free Bond Fund - Class B	MainStay Tax Free Bond Fund - Class C	MainStay Tax Free Bond Fund - Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	0.50%	0.50%	none
Other Expenses		0.26%	0.15%	0.26%	0.26%	0.15%
Total Annual Fund Operating Expenses	[2]	1.03%	0.92%	1.28%	1.28%	0.67%
Waivers / Reimbursements	[2]	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[2]	0.93%	0.82%	1.18%	1.18%	0.57%
[1]	The management fee is an annual percentage of the Fund's average daily net ssets, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.02% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses. New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed the following percentages: 0.45% on assets up to $500 million; 0.425% on assets from $500 million to $1 billion; and 0.40% on assets in excess of $1 billion. This agreement may only be amended or terminated by action of the Board of Trustees ("Board") of the Fund. Without this waiver the management fee would be: 0.50% on assets up to $500 million; 0.475% on assets from $500 million up to $1 billion; and 0.45% on assets in excess of $1 billion.
[2]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.82% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement expires on February 28, 2012, and may only be amended or terminated prior to that date by action of the Board.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example also reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A instead. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your expenses would be:
Expense Example MainStay Tax Free Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MainStay Tax Free Bond Fund - INVESTOR CLASS	541	754	984	1,644
MainStay Tax Free Bond Fund - Class A	530	721	927	1,522
MainStay Tax Free Bond Fund - Class B	620	696	893	1,468
MainStay Tax Free Bond Fund - Class C	220	396	693	1.536
MainStay Tax Free Bond Fund - Class I	58	204	363	825

Expense Example, No Redemption MainStay Tax Free Bond Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MainStay Tax Free Bond Fund - Class B	120	396	693	1,468
MainStay Tax Free Bond Fund - Class C	120	396	693	1,536

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 97%
of the average value of its portfolio.

Principal Investment Strategies
The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus borrowings for investment purposes) in municipal bonds that are rated investment grade by at least one independent rating agency (i.e., within the highest four quality ratings by Moody's Investor Service, Inc. ("Moody's"),
Standard & Poor's ("S&P") or Fitch Ratings ("Fitch")). On average, the Fund will invest in municipal bonds that have a maturity range of 10 to 30 years.
Municipal bonds are issued by or on behalf of the states, District of Columbia, territories, commonwealths and possessions of the United States and their political subdivisions and agencies, authorities and instrumentalities. The Fund may invest up to 20% of its net assets in unrated securities deemed by the
MacKay Shields LLC, the Fund's Subadvisor, to be of comparable quality. The Fund may not invest more than 20% of its net assets in tax-exempt securities subject to the federal alternative minimum tax ("AMT"). If the independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the securities' credit quality.

The Fund may also invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state). Some of the Fund's earnings may be subject to federal tax and most may be subject to state and local taxes.

The Fund may invest in derivatives, such as futures, options and swap agreements to try to enhance returns or reduce the risk of loss of (hedge) certain of its holdings.

Investment Process: The Subadvisor employs a relative value research-driven approach to achieve the Fund's objective. The Subadvisor's strategies include duration management, sector allocation, yield curve positioning and buy/sell trade execution. The Subadvisor may engage in various portfolio strategies to achieve the Fund's investment objective, to seek to enhance the Fund's investment return and to seek to hedge the portfolio against adverse effects from movements in interest rates and in the securities markets.

The Subadvisor uses active management in an effort to identify mispriced tax-exempt securities and build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process which includes fundamental, "bottom-up" credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technicals in the municipal market, tax policies, as well as analyzing individual municipal securities and sectors.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer's financial condition.

Principal Risks
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisor may not produce the desired results.

Debt Securities Risk : The risks of investing in debt securities include
(without limitation): (i) credit risk, i.e. , the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e. , a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e. , low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e. , when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e. , the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e. , during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund 's income, if the proceeds are reinvested at lower interest rates.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Municipal Securities Risk: Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes which could affect the market for and value of municipal securities. These risks include:
(i) General Obligation Bonds Risk-timely payments depend on the issuer's credit quality, ability to raise tax revenues and ability to maintain an adequate tax base; (ii) Revenue Bonds (including Industrial Development Bonds) Risk-these payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source, and may be negatively impacted by the general credit of the user of the facility; (iii)
Private Activity Bonds Risk-Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond; (iv) Moral Obligation Bonds Risk-moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality; (v) Municipal Notes Risk-municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for Federal income tax purposes
(except that the interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and that have a maturity that is generally one year or less. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money; and (vi) Municipal Lease
Obligations Risk-in a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. Municipalities continue to experience economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Fund's net asset value and/or the distributions paid by the Fund.

Liquidity and Valuation Risk: Securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale.
As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Past Performance
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Barclays Capital
Municipal Bond Index as its primary benchmark index. The Barclays Capital
Municipal Bond Index includes approximately 15,000 municipal bonds, rated Baa or better by Moody's, with a maturity of at least two years. Bonds subject to the
Alternative Minimum Tax or with floating or zero coupons are excluded.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Investor Class shares, first offered on February 28, 2008, includes the historical performance of Class A shares through February 27, 2008. Performance figures for Class I shares, first offered on December 21, 2009, includes the historical performance of Class B shares through December 20, 2009. Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. P ast performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.
Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown.

Annual Returns, Class B Shares (by calendar year 2001-2010)

Best Quarter
3Q/09   8.29%
Worst Quarter
4Q/10   -4.99%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns MainStay Tax Free Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MainStay Tax Free Bond Fund - INVESTOR CLASS	Investor Class Return Before Taxes	(1.82%)	1.51%	2.86%
MainStay Tax Free Bond Fund - Class A	Class A Return Before Taxes	(1.70%)	1.56%	2.89%
MainStay Tax Free Bond Fund - Class B	Class B Return Before Taxes	(2.35%)	1.86%	3.07%
MainStay Tax Free Bond Fund - Class C	Class C Return Before Taxes	1.69%	2.20%	3.08%
MainStay Tax Free Bond Fund - Class I	Class I Return Before Taxes	3.30%	2.75%	3.61%
After Taxes on Distributions MainStay Tax Free Bond Fund - Class B	Class B Return After Taxes on Distributions	(2.37%)	1.86%	3.07%
After Taxes on Distributions and Sales MainStay Tax Free Bond Fund - Class B	Class B Return After Taxes on Distributions and Sale of Fund Shares	(0.02%)	2.16%	3.19%
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	2.38%	4.09%	4.83%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
MainStay Tax Free Bond Fund (Prospectus Summary) | MainStay Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Tax Free Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 117 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 97%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example also reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A instead. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your expenses would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus borrowings for investment purposes) in municipal bonds that are rated investment grade by at least one independent rating agency (i.e., within the highest four quality ratings by Moody's Investor Service, Inc. ("Moody's"),
Standard & Poor's ("S&P") or Fitch Ratings ("Fitch")). On average, the Fund will invest in municipal bonds that have a maturity range of 10 to 30 years.
Municipal bonds are issued by or on behalf of the states, District of Columbia, territories, commonwealths and possessions of the United States and their political subdivisions and agencies, authorities and instrumentalities. The Fund may invest up to 20% of its net assets in unrated securities deemed by the
MacKay Shields LLC, the Fund's Subadvisor, to be of comparable quality. The Fund may not invest more than 20% of its net assets in tax-exempt securities subject to the federal alternative minimum tax ("AMT"). If the independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the securities' credit quality.

The Fund may also invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state). Some of the Fund's earnings may be subject to federal tax and most may be subject to state and local taxes.

The Fund may invest in derivatives, such as futures, options and swap agreements to try to enhance returns or reduce the risk of loss of (hedge) certain of its holdings.

Investment Process: The Subadvisor employs a relative value research-driven approach to achieve the Fund's objective. The Subadvisor's strategies include duration management, sector allocation, yield curve positioning and buy/sell trade execution. The Subadvisor may engage in various portfolio strategies to achieve the Fund's investment objective, to seek to enhance the Fund's investment return and to seek to hedge the portfolio against adverse effects from movements in interest rates and in the securities markets.

The Subadvisor uses active management in an effort to identify mispriced tax-exempt securities and build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process which includes fundamental, "bottom-up" credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technicals in the municipal market, tax policies, as well as analyzing individual municipal securities and sectors.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer's financial condition.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisor may not produce the desired results.

Debt Securities Risk : The risks of investing in debt securities include
(without limitation): (i) credit risk, i.e. , the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e. , a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e. , low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e. , when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e. , the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e. , during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund 's income, if the proceeds are reinvested at lower interest rates.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Municipal Securities Risk: Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes which could affect the market for and value of municipal securities. These risks include:
(i) General Obligation Bonds Risk-timely payments depend on the issuer's credit quality, ability to raise tax revenues and ability to maintain an adequate tax base; (ii) Revenue Bonds (including Industrial Development Bonds) Risk-these payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source, and may be negatively impacted by the general credit of the user of the facility; (iii)
Private Activity Bonds Risk-Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond; (iv) Moral Obligation Bonds Risk-moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality; (v) Municipal Notes Risk-municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for Federal income tax purposes
(except that the interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and that have a maturity that is generally one year or less. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money; and (vi) Municipal Lease
Obligations Risk-in a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. Municipalities continue to experience economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Fund's net asset value and/or the distributions paid by the Fund.

Liquidity and Valuation Risk: Securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale.
As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Barclays Capital
Municipal Bond Index as its primary benchmark index. The Barclays Capital
Municipal Bond Index includes approximately 15,000 municipal bonds, rated Baa or better by Moody's, with a maturity of at least two years. Bonds subject to the
Alternative Minimum Tax or with floating or zero coupons are excluded.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Investor Class shares, first offered on February 28, 2008, includes the historical performance of Class A shares through February 27, 2008. Performance figures for Class I shares, first offered on December 21, 2009, includes the historical performance of Class B shares through December 20, 2009. Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. P ast performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.
Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class B Shares (by calendar year 2001-2010)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
3Q/09   8.29%
Worst Quarter
4Q/10   -4.99%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
MainStay Tax Free Bond Fund (Prospectus Summary) | MainStay Tax Free Bond Fund | MainStay Tax Free Bond Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
MainStay Tax Free Bond Fund (Prospectus Summary) | MainStay Tax Free Bond Fund | MainStay Tax Free Bond Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
MainStay Tax Free Bond Fund (Prospectus Summary) | MainStay Tax Free Bond Fund | MainStay Tax Free Bond Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.99%)
MainStay Tax Free Bond Fund (Prospectus Summary) | MainStay Tax Free Bond Fund | MainStay Tax Free Bond Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
MainStay Tax Free Bond Fund (Prospectus Summary) | MainStay Tax Free Bond Fund | MainStay Tax Free Bond Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
MainStay Tax Free Bond Fund | Barclays Capital Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.83%
MainStay Tax Free Bond Fund | MainStay Tax Free Bond Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.52%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.93%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	541
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	754
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	984
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,644
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.86%
MainStay Tax Free Bond Fund | MainStay Tax Free Bond Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.52%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.82%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	530
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	721
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	927
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,522
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.70%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.89%
MainStay Tax Free Bond Fund | MainStay Tax Free Bond Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.52%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.18%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	620
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	696
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	893
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,468
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	120
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	396
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	693
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,468
Annual Return 2001	rr_AnnualReturn2001	3.79%
Annual Return 2002	rr_AnnualReturn2002	8.34%
Annual Return 2003	rr_AnnualReturn2003	2.36%
Annual Return 2004	rr_AnnualReturn2004	2.90%
Annual Return 2005	rr_AnnualReturn2005	2.48%
Annual Return 2006	rr_AnnualReturn2006	4.25%
Annual Return 2007	rr_AnnualReturn2007	0.14%
Annual Return 2008	rr_AnnualReturn2008	(8.06%)
Annual Return 2009	rr_AnnualReturn2009	13.25%
Annual Return 2010	rr_AnnualReturn2010	2.56%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.07%
MainStay Tax Free Bond Fund | MainStay Tax Free Bond Fund - Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.37%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.07%
MainStay Tax Free Bond Fund | MainStay Tax Free Bond Fund - Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.19%
MainStay Tax Free Bond Fund | MainStay Tax Free Bond Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.52%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.18%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	220
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	396
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	693
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1.536
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	120
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	396
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	693
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,536
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.08%
MainStay Tax Free Bond Fund | MainStay Tax Free Bond Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.52%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.57%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	58
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	204
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	363
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	825
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.61%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is an annual percentage of the Fund's average daily net ssets, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.02% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses. New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed the following percentages: 0.45% on assets up to $500 million; 0.425% on assets from $500 million to $1 billion; and 0.40% on assets in excess of $1 billion. This agreement may only be amended or terminated by action of the Board of Trustees ("Board") of the Fund. Without this waiver the management fee would be: 0.50% on assets up to $500 million; 0.475% on assets from $500 million up to $1 billion; and 0.45% on assets in excess of $1 billion.
[3]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.82% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement expires on February 28, 2012, and may only be amended or terminated prior to that date by action of the Board.

MainStay Global High Income Fund (Prospectus Summary) | MainStay Global High Income Fund
MainStay Global High Income Fund
Investment Objective
The Fund seeks to provide maximum current income by investing in high-yield debt securities of non-U.S. issuers.

Capital appreciation is a secondary objective.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 117 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MainStay Global High Income Fund	MainStay Global High Income Fund - INVESTOR CLASS		MainStay Global High Income Fund - Class A		MainStay Global High Income Fund - Class B	MainStay Global High Income Fund - Class C	MainStay Global High Income Fund - Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		4.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MainStay Global High Income Fund		MainStay Global High Income Fund - INVESTOR CLASS	MainStay Global High Income Fund - Class A	MainStay Global High Income Fund - Class B	MainStay Global High Income Fund - Class C	MainStay Global High Income Fund - Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.72%	0.72%	0.72%	0.72%	0.72%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none
Other Expenses		0.40%	0.28%	0.40%	0.40%	0.28%
Total Annual Fund Operating Expenses		1.37%	1.25%	2.12%	2.12%	1.00%
[1]	The management fee is as follows: 0.70% on assets up to $500 million and 0.65% on assets in excess of $500 million, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.02% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example reflects Class B shares converting into
Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MainStay Global High Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MainStay Global High Income Fund - INVESTOR CLASS	583	864	1,166	2,022
MainStay Global High Income Fund - Class A	572	829	1,105	1,893
MainStay Global High Income Fund - Class B	715	964	1,339	2,261
MainStay Global High Income Fund - Class C	315	664	1,139	2,452
MainStay Global High Income Fund - Class I	102	318	552	1,225

Expense Example, No Redemption MainStay Global High Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MainStay Global High Income Fund - Class B	215	664	1,139	2,261
MainStay Global High Income Fund - Class C	215	664	1,139	2,452

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 92%
of the average value of its portfolio.

Principal Investment Strategies
The Fund, under normal circumstances, invests in securities rated below investment grade at levels at least equal to the percentage of below investment grade debt found in the Fund's primary benchmark index. Below investment grade securities shall be securities rated lower than Baa3 by Moody's Investor
Service, Inc. ("Moody's") and BBB- by Standard & Poor's ("S&P"), or if unrated, are deemed to be of comparable quality by the Fund's Subadvisor, MacKay Shields
LLC. Some securities rated below investment grade by S&P or Moody's are commonly referred to as "junk bonds." If S&P and Moody's assign different ratings to the same security, the Fund will use the lower rating for purposes of determining the security's credit quality.

Normally, the Fund will invest a significant amount of its assets (at least 40%, unless the Fund's Subadvisor deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities issued by governments, their agencies and authorities, and corporations that are located in at least three different foreign countries. The Fund principally invests in countries that are considered emerging markets, but may invest in countries with established economies that the Subadvisor believes present favorable conditions.
Some of the foreign securities in which the Fund invests may be denominated in foreign currency.

The Fund's principal investments include yankee (dollar-denominated) debt securities, Brady Bonds, variable rate notes, mortgage-related and asset-backed securities and mortgage dollar rolls. The Fund may also invest in derivative instruments, such as floaters, including inverse floaters, forward commitments, futures, options and swaps agreements to try to enhance returns or reduce the risk of loss of (hedge) certain of its holdings. The Fund may invest up to 15%
of its total assets in swaps, including credit default swaps. The Fund is
"non-diversified" which means that it may invest a greater percentage of its assets than other funds in a particular issuer.

The Fund may buy and sell currency on a spot basis, buy foreign currency options, and enter into foreign currency forward contracts. These techniques may be used for any legally permissible purpose, including to increase the Fund's return.

Investment Process: The Fund's Subadvisor identifies investment opportunities by beginning with country selection, then assessing local currencies for upside potential and downside risk and finally, evaluating specific securities based on the financial condition and competitiveness of the issuer. The Subadvisor considers factors such as prospects for a country's political stability, currency exchange rates, interest rates, inflation, relative economic growth and governmental policies.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of foreign economies and meaningful changes in the issuer's financial condition and competitiveness.

Principal Risks
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisor may not produce the desired results.

Debt Securities Risk : The risks of investing in debt securities include
(without limitation): (i) credit risk, i.e. , the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e. , a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e. , low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e. , when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e. , the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e. , during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund 's income, if the proceeds are reinvested at lower interest rates.

Foreign Securities Risk: Investments in foreign securities are subject to risks that differ from those of U.S. issuers. These risks may include: fluctuating currency values; less liquid trading markets; greater price volatility;
political and economic instability; less publicly available information about issuers; changes in U.S. or foreign tax or currency laws; and changes in monetary policy. Foreign securities may be more difficult to sell than U.S.
securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, imposition of taxes, higher brokerage and custodian fees, currency rate fluctuations or exchange controls or other government restrictions, including seizure or nationalization of foreign deposits or assets. There may also be difficulty in invoking legal protections across borders. Some of these risks may cause the
Fund's share price to be more volatile than that of a U.S. only mutual fund. The
Fund may also incur higher expenses and costs when making foreign investments, which could affect the Fund's total return. The risks of foreign securities are likely to be greater in emerging market countries than in foreign countries with developed securities markets and more advanced regulatory regimes. Among other things, emerging market countries may have economic structures that are less mature and political systems that are less stable. Moreover, emerging market countries may have less developed securities markets, high inflation, and rapidly changing interest and currency exchange rates. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Fund's assets.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as "junk bonds") are sometimes considered speculative as they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities.
These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the
Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund's
Subadvisor to forecast interest rates and other economic factors correctly.
These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Mortgage Dollar Roll Transaction Risk: Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the
Fund at the end of the roll, while substantially similar, may be inferior to what was initially sold to the counterparty.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the
Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund.

Non-Diversification Risk: Because the Fund is "non-diversified," it may be more susceptible than diversified funds to risks associated with an individual issuer, and to single economic, political or regulatory occurrences.

Past Performance
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table below shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the JPMorgan EMBI
Global Diversified Index as its primary benchmark index. The JPMorgan EMBI
Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

Performance data for the classes varies based on differences in their fee and expense structures. Class I shares were first offered to the public on August
31, 2007. Performance figures for Class I shares include the historical performance of Class A shares through August 30, 2007. Performance figures for
Investor Class shares, which were first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008.
Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. P ast performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit
mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown.

Annual Returns, Class B Shares (by calendar year 2001-2010)

Best Quarter
3Q/09   13.07%
Worst Quarter
4Q/08   -8.94%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns MainStay Global High Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MainStay Global High Income Fund - INVESTOR CLASS	Investor Class Return Before Taxes	8.63%	7.27%	11.41%
MainStay Global High Income Fund - Class A	Class A Return Before Taxes	8.74%	7.35%	11.46%
MainStay Global High Income Fund - Class B	Class B Return Before Taxes	7.86%	7.14%	11.09%
MainStay Global High Income Fund - Class C	Class C Return Before Taxes	11.85%	7.46%	11.10%
MainStay Global High Income Fund - Class I	Class I Return Before Taxes	14.14%	8.62%	12.26%
After Taxes on Distributions MainStay Global High Income Fund - Class B	Class B Return After Taxes on Distributions	5.42%	4.82%	8.36%
After Taxes on Distributions and Sales MainStay Global High Income Fund - Class B	Class B Return After Taxes on Distributions and Sale of Fund Shares	5.25%	4.78%	8.02%
JPMorgan EMBI Global Diversified Index	JPMorgan EMBI Global Diversified Index (reflects no deductions for fees, expenses, or taxes)	12.24%	8.37%	10.86%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
MainStay Global High Income Fund (Prospectus Summary) | MainStay Global High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Global High Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide maximum current income by investing in high-yield debt securities of non-U.S. issuers.

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
Capital appreciation is a secondary objective.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 117 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 92%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example reflects Class B shares converting into
Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund, under normal circumstances, invests in securities rated below investment grade at levels at least equal to the percentage of below investment grade debt found in the Fund's primary benchmark index. Below investment grade securities shall be securities rated lower than Baa3 by Moody's Investor
Service, Inc. ("Moody's") and BBB- by Standard & Poor's ("S&P"), or if unrated, are deemed to be of comparable quality by the Fund's Subadvisor, MacKay Shields
LLC. Some securities rated below investment grade by S&P or Moody's are commonly referred to as "junk bonds." If S&P and Moody's assign different ratings to the same security, the Fund will use the lower rating for purposes of determining the security's credit quality.

Normally, the Fund will invest a significant amount of its assets (at least 40%, unless the Fund's Subadvisor deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities issued by governments, their agencies and authorities, and corporations that are located in at least three different foreign countries. The Fund principally invests in countries that are considered emerging markets, but may invest in countries with established economies that the Subadvisor believes present favorable conditions.
Some of the foreign securities in which the Fund invests may be denominated in foreign currency.

The Fund's principal investments include yankee (dollar-denominated) debt securities, Brady Bonds, variable rate notes, mortgage-related and asset-backed securities and mortgage dollar rolls. The Fund may also invest in derivative instruments, such as floaters, including inverse floaters, forward commitments, futures, options and swaps agreements to try to enhance returns or reduce the risk of loss of (hedge) certain of its holdings. The Fund may invest up to 15%
of its total assets in swaps, including credit default swaps. The Fund is
"non-diversified" which means that it may invest a greater percentage of its assets than other funds in a particular issuer.

The Fund may buy and sell currency on a spot basis, buy foreign currency options, and enter into foreign currency forward contracts. These techniques may be used for any legally permissible purpose, including to increase the Fund's return.

Investment Process: The Fund's Subadvisor identifies investment opportunities by beginning with country selection, then assessing local currencies for upside potential and downside risk and finally, evaluating specific securities based on the financial condition and competitiveness of the issuer. The Subadvisor considers factors such as prospects for a country's political stability, currency exchange rates, interest rates, inflation, relative economic growth and governmental policies.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of foreign economies and meaningful changes in the issuer's financial condition and competitiveness.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisor may not produce the desired results.

Debt Securities Risk : The risks of investing in debt securities include
(without limitation): (i) credit risk, i.e. , the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e. , a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e. , low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e. , when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e. , the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e. , during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund 's income, if the proceeds are reinvested at lower interest rates.

Foreign Securities Risk: Investments in foreign securities are subject to risks that differ from those of U.S. issuers. These risks may include: fluctuating currency values; less liquid trading markets; greater price volatility;
political and economic instability; less publicly available information about issuers; changes in U.S. or foreign tax or currency laws; and changes in monetary policy. Foreign securities may be more difficult to sell than U.S.
securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, imposition of taxes, higher brokerage and custodian fees, currency rate fluctuations or exchange controls or other government restrictions, including seizure or nationalization of foreign deposits or assets. There may also be difficulty in invoking legal protections across borders. Some of these risks may cause the
Fund's share price to be more volatile than that of a U.S. only mutual fund. The
Fund may also incur higher expenses and costs when making foreign investments, which could affect the Fund's total return. The risks of foreign securities are likely to be greater in emerging market countries than in foreign countries with developed securities markets and more advanced regulatory regimes. Among other things, emerging market countries may have economic structures that are less mature and political systems that are less stable. Moreover, emerging market countries may have less developed securities markets, high inflation, and rapidly changing interest and currency exchange rates. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Fund's assets.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as "junk bonds") are sometimes considered speculative as they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities.
These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the
Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund's
Subadvisor to forecast interest rates and other economic factors correctly.
These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Mortgage Dollar Roll Transaction Risk: Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the
Fund at the end of the roll, while substantially similar, may be inferior to what was initially sold to the counterparty.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the
Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund.

Non-Diversification Risk: Because the Fund is "non-diversified," it may be more susceptible than diversified funds to risks associated with an individual issuer, and to single economic, political or regulatory occurrences.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund is "non-diversified," it may be more susceptible than diversified funds to risks associated with an individual issuer, and to single economic, political or regulatory occurrences.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table below shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the JPMorgan EMBI
Global Diversified Index as its primary benchmark index. The JPMorgan EMBI
Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

Performance data for the classes varies based on differences in their fee and expense structures. Class I shares were first offered to the public on August
31, 2007. Performance figures for Class I shares include the historical performance of Class A shares through August 30, 2007. Performance figures for
Investor Class shares, which were first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008.
Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. P ast performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit
mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class B Shares (by calendar year 2001-2010)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
3Q/09   13.07%
Worst Quarter
4Q/08   -8.94%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
MainStay Global High Income Fund (Prospectus Summary) | MainStay Global High Income Fund | MainStay Global High Income Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.94%)
MainStay Global High Income Fund | JPMorgan EMBI Global Diversified Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	JPMorgan EMBI Global Diversified Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.86%
MainStay Global High Income Fund | MainStay Global High Income Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.72%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	583
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	864
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,166
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,022
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.41%
MainStay Global High Income Fund | MainStay Global High Income Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.72%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	572
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	829
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,105
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,893
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.46%
MainStay Global High Income Fund | MainStay Global High Income Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.72%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	715
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	964
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,339
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,261
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	664
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,261
Annual Return 2001	rr_AnnualReturn2001	12.69%
Annual Return 2002	rr_AnnualReturn2002	10.33%
Annual Return 2003	rr_AnnualReturn2003	30.64%
Annual Return 2004	rr_AnnualReturn2004	12.00%
Annual Return 2005	rr_AnnualReturn2005	9.86%
Annual Return 2006	rr_AnnualReturn2006	10.31%
Annual Return 2007	rr_AnnualReturn2007	3.48%
Annual Return 2008	rr_AnnualReturn2008	(17.29%)
Annual Return 2009	rr_AnnualReturn2009	34.38%
Annual Return 2010	rr_AnnualReturn2010	12.86%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.09%
MainStay Global High Income Fund | MainStay Global High Income Fund - Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.36%
MainStay Global High Income Fund | MainStay Global High Income Fund - Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.02%
MainStay Global High Income Fund | MainStay Global High Income Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.72%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	315
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	664
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,452
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	664
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,452
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.10%
MainStay Global High Income Fund | MainStay Global High Income Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.72%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,225
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.26%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.70% on assets up to $500 million and 0.65% on assets in excess of $500 million, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.02% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

MainStay Convertible Fund (Prospectus Summary) | MainStay Convertible Fund
MainStay Convertible Fund
Investment Objective
The Fund seeks capital appreciation together with current income.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 117 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MainStay Convertible Fund	MainStay Convertible Fund - INVESTOR CLASS		MainStay Convertible Fund - Class A		MainStay Convertible Fund - Class B	MainStay Convertible Fund - Class C	MainStay Convertible Fund - Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MainStay Convertible Fund		MainStay Convertible Fund - INVESTOR CLASS	MainStay Convertible Fund - Class A	MainStay Convertible Fund - Class B	MainStay Convertible Fund - Class C	MainStay Convertible Fund - Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none
Other Expenses		0.44%	0.21%	0.44%	0.44%	0.21%
Total Annual Fund Operating Expenses		1.28%	1.05%	2.03%	2.03%	0.80%
[1]	The management fee is as follows: 0.60% on assets up to $500 million; 0.55% on assets from $500 million up to $1 billion; and 0.50% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.01% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example reflects Class B shares converting into
Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MainStay Convertible Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MainStay Convertible Fund - INVESTOR CLASS	673	934	1,214	2,010
MainStay Convertible Fund - Class A	651	866	1,098	1,762
MainStay Convertible Fund - Class B	706	937	1,293	2,166
MainStay Convertible Fund - Class C	306	637	1,093	2,358
MainStay Convertible Fund - Class I	82	255	444	990

Expense Example, No Redemption MainStay Convertible Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MainStay Convertible Fund - Class B	206	637	1,093	2,166
MainStay Convertible Fund - Class C	206	637	1,093	2,358

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 80%
of the average value of its portfolio.

Principal Investment Strategies
The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in "convertible securities"
such as bonds, debentures, corporate notes, and preferred stocks or other securities that are convertible into common stock or the cash value of a stock or a basket or index of equity securities. The balance of the Fund may be invested or held in non-convertible debt, equity securities that do not pay regular dividends, U.S. government securities, and cash or cash equivalents.

Investment Process : The Fund takes a flexible approach by investing in a broad range of securities of a variety of companies and industries. The Fund invests in investment grade and below investment grade debt securities, which are generally rated lower than Baa3 by Moody's Investors Service, Inc. ("Moody's")
and BBB- by Standard & Poor's ("S&P") or, if unrated, are determined to be of equivalent quality by MacKay Shields LLC, the Fund's Subadvisor. Some securities that are rated below investment grade by S&P or Moody's are commonly referred to as "junk bonds." The Subadvisor may also invest without restriction in securities within the rating category of BB or B by S&P or Ba or B by Moody's.
If Moody's and S&P assign different ratings to the same security, the Subadvisor will use the lower rating for purposes of determining the security's credit quality.

In selecting convertible securities for purchase or sale, the Subadvisor takes into account a variety of investment considerations, including the potential return of the common stock into which the convertible security is convertible, credit risk, projected interest return, and the premium for the convertible security relative to the underlying common stock.

The Fund may also invest in "synthetic" convertible securities, which are derivative positions composed of two or more securities whose investment characteristics, taken together, resemble those of traditional convertible securities. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security,
"synthetic" and "exchangeable" convertible securities are preferred stocks or debt obligations of an issuer which are structured with an embedded equity component whose conversion value is based on the value of the common stocks of two or more different issuers or a particular benchmark (which may include indices, baskets of domestic stocks, commodities, a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). The value of a synthetic convertible is the sum of the values of its preferred stock or debt obligation component and its convertible component.

The Fund may invest in foreign securities, which are securities issued by companies organized outside the U.S. and traded primarily in markets outside the
U.S.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy, meaningful changes in the issuer's financial condition, changes in credit risk, and changes in projected interest return.

Principal Risks
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisor may not produce the desired results.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Synthetic Convertible Securities Risk: The values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. In addition, in purchasing a synthetic convertible security, the Fund may have counterparty (including counterparty credit) risk with respect to the financial institution or investment bank that offers the instrument. Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security.

Debt Securities Risk : The risks of investing in debt securities include
(without limitation): (i) credit risk, i.e. , the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e. , a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e. , low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e. , when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e. , the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e. , during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund 's income, if the proceeds are reinvested at lower interest rates.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as "junk bonds") are sometimes considered speculative as they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities.
These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk: Investments in foreign securities are subject to risks that differ from those of U.S. issuers. These risks may include: fluctuating currency values; less liquid trading markets; greater price volatility;
political and economic instability; less publicly available information about issuers; changes in U.S. or foreign tax or currency laws; and changes in monetary policy. Foreign securities may be more difficult to sell than U.S.
securities. These risks may be greater in emerging market countries than in more developed countries.

Past Performance
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Bank of America Merrill Lynch
All U.S. Convertible Index as its primary benchmark index. The Bank of America
Merrill Lynch All U.S. Convertible Index is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the Index, bonds and preferred stocks must be convertible only to common stock and have a market value or original par value of at least  $50 million.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. Performance figures for Class I shares, first offered
November 28, 2008, include historical performance of Class B shares through
November 27, 2008. Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. P ast performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.
Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class B Shares (by calendar year 2001-2010)

Best Quarter
3Q/09  14.57%
Worst Quarter
4Q/08  -17.45%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns MainStay Convertible Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MainStay Convertible Fund - INVESTOR CLASS	Investor Class Return Before Taxes	11.19%	5.71%	4.80%
MainStay Convertible Fund - Class A	Class A Return Before Taxes	11.37%	5.83%	4.86%
MainStay Convertible Fund - Class B	Class B Return Before Taxes	11.72%	5.81%	4.62%
MainStay Convertible Fund - Class C	Class C Return Before Taxes	15.73%	6.13%	4.61%
MainStay Convertible Fund - Class I	Class I Return Before Taxes	18.20%	7.28%	5.71%
After Taxes on Distributions MainStay Convertible Fund - Class B	Class B Return After Taxes on Distributions	11.24%	5.24%	4.15%
After Taxes on Distributions and Sales MainStay Convertible Fund - Class B	Class B Return After Taxes on Distributions and Sale of Fund Shares	7.66%	4.82%	3.81%
Bank of America Merrill Lynch All U,S, Convertible Index	Bank of America Merrill Lynch All U.S. Convertible Index (reflects no deductions for fees, expenses, or taxes)	16.77%	5.71%	4.96%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
MainStay Convertible Fund (Prospectus Summary) | MainStay Convertible Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Convertible Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks capital appreciation together with current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 117 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 80%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example reflects Class B shares converting into
Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in "convertible securities"
such as bonds, debentures, corporate notes, and preferred stocks or other securities that are convertible into common stock or the cash value of a stock or a basket or index of equity securities. The balance of the Fund may be invested or held in non-convertible debt, equity securities that do not pay regular dividends, U.S. government securities, and cash or cash equivalents.

Investment Process : The Fund takes a flexible approach by investing in a broad range of securities of a variety of companies and industries. The Fund invests in investment grade and below investment grade debt securities, which are generally rated lower than Baa3 by Moody's Investors Service, Inc. ("Moody's")
and BBB- by Standard & Poor's ("S&P") or, if unrated, are determined to be of equivalent quality by MacKay Shields LLC, the Fund's Subadvisor. Some securities that are rated below investment grade by S&P or Moody's are commonly referred to as "junk bonds." The Subadvisor may also invest without restriction in securities within the rating category of BB or B by S&P or Ba or B by Moody's.
If Moody's and S&P assign different ratings to the same security, the Subadvisor will use the lower rating for purposes of determining the security's credit quality.

In selecting convertible securities for purchase or sale, the Subadvisor takes into account a variety of investment considerations, including the potential return of the common stock into which the convertible security is convertible, credit risk, projected interest return, and the premium for the convertible security relative to the underlying common stock.

The Fund may also invest in "synthetic" convertible securities, which are derivative positions composed of two or more securities whose investment characteristics, taken together, resemble those of traditional convertible securities. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security,
"synthetic" and "exchangeable" convertible securities are preferred stocks or debt obligations of an issuer which are structured with an embedded equity component whose conversion value is based on the value of the common stocks of two or more different issuers or a particular benchmark (which may include indices, baskets of domestic stocks, commodities, a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). The value of a synthetic convertible is the sum of the values of its preferred stock or debt obligation component and its convertible component.

The Fund may invest in foreign securities, which are securities issued by companies organized outside the U.S. and traded primarily in markets outside the
U.S.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy, meaningful changes in the issuer's financial condition, changes in credit risk, and changes in projected interest return.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisor may not produce the desired results.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Synthetic Convertible Securities Risk: The values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. In addition, in purchasing a synthetic convertible security, the Fund may have counterparty (including counterparty credit) risk with respect to the financial institution or investment bank that offers the instrument. Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security.

Debt Securities Risk : The risks of investing in debt securities include
(without limitation): (i) credit risk, i.e. , the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e. , a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e. , low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e. , when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e. , the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e. , during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund 's income, if the proceeds are reinvested at lower interest rates.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as "junk bonds") are sometimes considered speculative as they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities.
These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk: Investments in foreign securities are subject to risks that differ from those of U.S. issuers. These risks may include: fluctuating currency values; less liquid trading markets; greater price volatility;
political and economic instability; less publicly available information about issuers; changes in U.S. or foreign tax or currency laws; and changes in monetary policy. Foreign securities may be more difficult to sell than U.S.
securities. These risks may be greater in emerging market countries than in more developed countries.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Bank of America Merrill Lynch
All U.S. Convertible Index as its primary benchmark index. The Bank of America
Merrill Lynch All U.S. Convertible Index is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the Index, bonds and preferred stocks must be convertible only to common stock and have a market value or original par value of at least  $50 million.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. Performance figures for Class I shares, first offered
November 28, 2008, include historical performance of Class B shares through
November 27, 2008. Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. P ast performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.
Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class B Shares (by calendar year 2001-2010)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
3Q/09  14.57%
Worst Quarter
4Q/08  -17.45%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
MainStay Convertible Fund (Prospectus Summary) | MainStay Convertible Fund | MainStay Convertible Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.45%)
MainStay Convertible Fund | Bank of America Merrill Lynch All U,S, Convertible Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Bank of America Merrill Lynch All U.S. Convertible Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.96%
MainStay Convertible Fund | MainStay Convertible Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.59%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	673
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	934
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,214
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,010
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.80%
MainStay Convertible Fund | MainStay Convertible Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.59%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	651
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	866
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,098
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,762
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.86%
MainStay Convertible Fund | MainStay Convertible Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.59%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	706
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	937
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,293
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,166
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,166
Annual Return 2001	rr_AnnualReturn2001	(4.76%)
Annual Return 2002	rr_AnnualReturn2002	(9.50%)
Annual Return 2003	rr_AnnualReturn2003	21.46%
Annual Return 2004	rr_AnnualReturn2004	4.86%
Annual Return 2005	rr_AnnualReturn2005	6.26%
Annual Return 2006	rr_AnnualReturn2006	8.97%
Annual Return 2007	rr_AnnualReturn2007	13.86%
Annual Return 2008	rr_AnnualReturn2008	(34.28%)
Annual Return 2009	rr_AnnualReturn2009	41.44%
Annual Return 2010	rr_AnnualReturn2010	16.72%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.62%
MainStay Convertible Fund | MainStay Convertible Fund - Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.15%
MainStay Convertible Fund | MainStay Convertible Fund - Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.81%
MainStay Convertible Fund | MainStay Convertible Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.59%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	306
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,093
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,358
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,358
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.61%
MainStay Convertible Fund | MainStay Convertible Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.59%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	990
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.71%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.60% on assets up to $500 million; 0.55% on assets from $500 million up to $1 billion; and 0.50% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.01% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund
MainStay Income Builder Fund
Investment Objective
The Fund seeks to realize current income consistent with reasonable opportunity for future growth of capital and income.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 117 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MainStay Income Builder Fund	MainStay Income Builder Fund - INVESTOR CLASS		MainStay Income Builder Fund - Class A		MainStay Income Builder Fund - Class B	MainStay Income Builder Fund - Class C	MainStay Income Builder Fund - Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MainStay Income Builder Fund		MainStay Income Builder Fund - INVESTOR CLASS	MainStay Income Builder Fund - Class A	MainStay Income Builder Fund - Class B	MainStay Income Builder Fund - Class C	MainStay Income Builder Fund - Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none
Other Expenses		0.61%	0.26%	0.60%	0.60%	0.25%
Total Annual Fund Operating Expenses		1.50%	1.15%	2.24%	2.24%	0.89%
[1]	The management fee is as follows: 0.64% on assets up to $500 million; 0.60% on assets from $500 million up to $1 billion; and 0.575% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.01% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example reflects Class B shares converting into
Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MainStay Income Builder Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MainStay Income Builder Fund - INVESTOR CLASS	694	998	1,323	2,242
MainStay Income Builder Fund - Class A	661	895	1,148	1,871
MainStay Income Builder Fund - Class B	727	1,000	1,400	2,388
MainStay Income Builder Fund - Class C	327	700	1,200	2,575
MainStay Income Builder Fund - Class I	91	284	493	1,096

Expense Example, No Redemption MainStay Income Builder Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MainStay Income Builder Fund - Class B	227	700	1,200	2,388
MainStay Income Builder Fund - Class C	227	700	1,200	2,575

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 76%
of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests a minimum of 30% of its net assets in equity securities and a minimum of 30% of its net assets in debt securities. From time to time, the Fund may temporarily invest slightly less than 30% of its net assets in equity or debt securities as a result of market conditions, individual securities transactions or cash flow considerations.

Asset Allocation Investment Process: Asset allocation decisions are made by
MacKay Shields, LLC ("MacKay Shields"), the Subadvisor for the fixed-income portion of the Fund, based on the relative values of each asset class, inclusive of the ability of each asset class to generate income. As part of these asset allocation decisions, the Subadvisor may use equity index futures to add exposure to the equity markets. Neither equity index futures nor fixed-income futures are counted toward the Fund's total equity and fixed-income exposures, respectively.

Equity Investment Process: Epoch Investment Partners, Inc. ("Epoch"), the
Subadvisor for the equity portion of the Fund , invests primarily in companies that generate increasing levels of free cash flow with managements that use free cash flow to create returns for shareholders.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to properly allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt pay downs.

Epoch may sell or reduce a position in a security when it believes its investment objectives have been met or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security if it sees the investment thesis failing to materialize.

Debt Investment Process: The Fund may invest in investment grade and below investment grade debt securities of varying maturities. In pursuing the Fund's investment objective, the Fund may invest up to 30% of its net assets in debt securities that MacKay Shields believes may provide capital appreciation in addition to income and are rated below investment grade by Moody's Investor
Service, Inc. ("Moody's) or Standard & Poor's ("S&P"), or if unrated, deemed to be of comparable creditworthiness by MacKay Shields. For purposes of this limitation, both the percentage and rating are counted at the time of purchase.
If Moody's and S&P assign different ratings to the same security, MacKay Shields will use the higher rating for purposes of determining the security's credit quality. Some securities that are rated below investment grade by Moody's or S&P are referred to as "junk bonds."

The Fund maintains a flexible approach by investing in a broad range of securities, which may be diversified by company, industry and type.

Principal debt investments include U.S. government securities, domestic and foreign debt securities, mortgage-related and asset-backed securities and floating rate loans. The Fund may also enter into mortgage dollar roll and to-be-announced ("TBA") securities transactions.

The Fund may also invest in convertible securities such as bonds, debentures, corporate notes and preferred stocks or other securities that are convertible into common stock or the cash value of a stock or a basket or index of equity securities.

Investments Across the Fund: The Fund may invest in derivatives, such as futures, options, forward commitments and swap agreements, to try to enhance returns or reduce the risk of loss of (hedge) certain of its holdings. The Fund also may use fixed-income futures for purposes of managing duration and yield curve exposures. The Fund may invest up to 10% of its total assets in swaps, including credit default swaps.

The Subadvisors may sell a security if they no longer believe the security will contribute to meeting the investment objective of the Fund. In considering whether to sell an equity security, Epoch may evaluate, among other things, meaningful changes in the issuer's financial condition, including a deceleration in revenue and earnings growth. In considering whether to sell a debt security,
MacKay Shields may evaluate, among other things, deterioration in the issuer's credit quality.

Principal Risks
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisors may not produce the desired results.

Debt Securities Risk : The risks of investing in debt securities include
(without limitation): (i) credit risk, i.e. , the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e. , a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e. , low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e. , when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e. , the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e. , during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund 's income, if the proceeds are reinvested at lower interest rates.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may also be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as "junk bonds") are sometimes considered speculative as they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities.
These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Floating Rate Loans Risk: The floating rate loans in which the Fund invests are usually rated below investment grade (commonly referred to as "junk bonds") and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Moreover, such securities may, under certain circumstances, be less liquid than higher quality debt securities. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the
Fund's investments in floating rate loans are more likely to decline.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the
Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund's
Subadvisor to forecast interest rates and other economic factors correctly.
These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Mortgage Dollar Roll Transaction Risk: Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the
Fund at the end of the roll, while substantially similar, may be inferior to what was initially sold to the counterparty.

TBA Securities Risk: The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security.

Foreign Securities Risk: Investments in foreign securities are subject to risks that differ from those of U.S. issuers. These risks may include: fluctuating currency values; less liquid trading markets; greater price volatility;
political and economic instability; less publicly available information about issuers; changes in U.S. or foreign tax or currency laws; and changes in monetary policy. Foreign securities may be more difficult to sell than U.S.
securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, imposition of taxes, higher brokerage and custodian fees, currency rate fluctuations or exchange controls or other government restrictions, including seizure or nationalization of foreign deposits or assets. There may also be difficulty in invoking legal protections across borders. Some of these risks may cause the
Fund's share price to be more volatile than that of a U.S. only mutual fund. The
Fund may also incur higher expenses and costs when making foreign investments, which could affect the Fund's total return. The risks of foreign securities are likely to be greater in emerging market countries than in foreign countries with developed securities markets and more advanced regulatory regimes. Among other things, emerging market countries may have economic structures that are less mature and political systems that are less stable. Moreover, emerging market countries may have less developed securities markets, high inflation, and rapidly changing interest and currency exchange rates. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Fund's assets.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the
Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund.

Past Performance
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of several broad-based securities market indices as well as a composite index. The
Fund has selected the Morgan Stanley Capital International ("MSCI") World Index
as its primary benchmark. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Fund has selected the Russell 1000 ® Index as its secondary benchmark. The Russell 1000 ® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell
3000 ® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Fund has selected the Income Builder Composite Index as an additional benchmark. The
Income Builder Composite Index is comprised of the MSCI World Index and the
Barclays Capital U.S. Aggregate Bond Index weighted 50%/50%, respectively. The
Fund has selected the Barclays Capital U.S. Aggregate Bond Index as an
additional benchmark. The Barclays Capital U.S. Aggregate Bond Index is a
broad-based benchmark that measures the investment grade, U.S.
dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class I shares, first offered on
January 2, 2004, include the historical performance of Class B shares, through
January 1, 2004. Performance figures for Investor Class shares, first offered on
February 28, 2008, include the performance of Class A shares through February
27, 2008. Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit
mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown.

Annual Returns, Class B Shares (by calendar year 2001-2010)

Best Quarter
3Q/10  9.82%
Worst Quarter
4Q/08  -14.22%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns MainStay Income Builder Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MainStay Income Builder Fund - INVESTOR CLASS	Investor Class Return Before Taxes	7.66%	2.27%	0.86%
MainStay Income Builder Fund - Class A	Class A Return Before Taxes	8.04%	2.41%	0.92%
MainStay Income Builder Fund - Class B	Class B Return Before Taxes	8.07%	2.35%	0.67%
MainStay Income Builder Fund - Class C	Class C Return Before Taxes	12.09%	2.65%	0.66%
MainStay Income Builder Fund - Class I	Class I Return Before Taxes	14.52%	3.94%	1.89%
After Taxes on Distributions MainStay Income Builder Fund - Class B	Class B Return After Taxes on Distributions	7.37%	1.25%	(0.07%)
After Taxes on Distributions and Sales MainStay Income Builder Fund - Class B	Class B Return After Taxes on Distributions and Sale of Fund Shares	5.64%	1.74%	0.37%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
MSCI World Index	MSCI World Index (reflects no deduction for fees, expenses, or taxes)	11.76%	2.43%	2.31%
Russell 1000 Index	Russell 1000�� Index (reflects no deduction for fees, expenses, or taxes)	16.10%	2.59%	1.83%
Income Builder Composite Index	Income Builder Composite Index (reflects no deductions for fees, expenses, or taxes)	9.73%	4.59%	4.47%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Income Builder Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to realize current income consistent with reasonable opportunity for future growth of capital and income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 117 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 125 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 76%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example reflects Class B shares converting into
Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests a minimum of 30% of its net assets in equity securities and a minimum of 30% of its net assets in debt securities. From time to time, the Fund may temporarily invest slightly less than 30% of its net assets in equity or debt securities as a result of market conditions, individual securities transactions or cash flow considerations.

Asset Allocation Investment Process: Asset allocation decisions are made by
MacKay Shields, LLC ("MacKay Shields"), the Subadvisor for the fixed-income portion of the Fund, based on the relative values of each asset class, inclusive of the ability of each asset class to generate income. As part of these asset allocation decisions, the Subadvisor may use equity index futures to add exposure to the equity markets. Neither equity index futures nor fixed-income futures are counted toward the Fund's total equity and fixed-income exposures, respectively.

Equity Investment Process: Epoch Investment Partners, Inc. ("Epoch"), the
Subadvisor for the equity portion of the Fund , invests primarily in companies that generate increasing levels of free cash flow with managements that use free cash flow to create returns for shareholders.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to properly allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt pay downs.

Epoch may sell or reduce a position in a security when it believes its investment objectives have been met or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security if it sees the investment thesis failing to materialize.

Debt Investment Process: The Fund may invest in investment grade and below investment grade debt securities of varying maturities. In pursuing the Fund's investment objective, the Fund may invest up to 30% of its net assets in debt securities that MacKay Shields believes may provide capital appreciation in addition to income and are rated below investment grade by Moody's Investor
Service, Inc. ("Moody's) or Standard & Poor's ("S&P"), or if unrated, deemed to be of comparable creditworthiness by MacKay Shields. For purposes of this limitation, both the percentage and rating are counted at the time of purchase.
If Moody's and S&P assign different ratings to the same security, MacKay Shields will use the higher rating for purposes of determining the security's credit quality. Some securities that are rated below investment grade by Moody's or S&P are referred to as "junk bonds."

The Fund maintains a flexible approach by investing in a broad range of securities, which may be diversified by company, industry and type.

Principal debt investments include U.S. government securities, domestic and foreign debt securities, mortgage-related and asset-backed securities and floating rate loans. The Fund may also enter into mortgage dollar roll and to-be-announced ("TBA") securities transactions.

The Fund may also invest in convertible securities such as bonds, debentures, corporate notes and preferred stocks or other securities that are convertible into common stock or the cash value of a stock or a basket or index of equity securities.

Investments Across the Fund: The Fund may invest in derivatives, such as futures, options, forward commitments and swap agreements, to try to enhance returns or reduce the risk of loss of (hedge) certain of its holdings. The Fund also may use fixed-income futures for purposes of managing duration and yield curve exposures. The Fund may invest up to 10% of its total assets in swaps, including credit default swaps.

The Subadvisors may sell a security if they no longer believe the security will contribute to meeting the investment objective of the Fund. In considering whether to sell an equity security, Epoch may evaluate, among other things, meaningful changes in the issuer's financial condition, including a deceleration in revenue and earnings growth. In considering whether to sell a debt security,
MacKay Shields may evaluate, among other things, deterioration in the issuer's credit quality.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisors may not produce the desired results.

Debt Securities Risk : The risks of investing in debt securities include
(without limitation): (i) credit risk, i.e. , the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e. , a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e. , low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e. , when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e. , the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e. , during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund 's income, if the proceeds are reinvested at lower interest rates.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may also be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as "junk bonds") are sometimes considered speculative as they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities.
These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Floating Rate Loans Risk: The floating rate loans in which the Fund invests are usually rated below investment grade (commonly referred to as "junk bonds") and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Moreover, such securities may, under certain circumstances, be less liquid than higher quality debt securities. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the
Fund's investments in floating rate loans are more likely to decline.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the
Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund's
Subadvisor to forecast interest rates and other economic factors correctly.
These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Mortgage Dollar Roll Transaction Risk: Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the
Fund at the end of the roll, while substantially similar, may be inferior to what was initially sold to the counterparty.

TBA Securities Risk: The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security.

Foreign Securities Risk: Investments in foreign securities are subject to risks that differ from those of U.S. issuers. These risks may include: fluctuating currency values; less liquid trading markets; greater price volatility;
political and economic instability; less publicly available information about issuers; changes in U.S. or foreign tax or currency laws; and changes in monetary policy. Foreign securities may be more difficult to sell than U.S.
securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, imposition of taxes, higher brokerage and custodian fees, currency rate fluctuations or exchange controls or other government restrictions, including seizure or nationalization of foreign deposits or assets. There may also be difficulty in invoking legal protections across borders. Some of these risks may cause the
Fund's share price to be more volatile than that of a U.S. only mutual fund. The
Fund may also incur higher expenses and costs when making foreign investments, which could affect the Fund's total return. The risks of foreign securities are likely to be greater in emerging market countries than in foreign countries with developed securities markets and more advanced regulatory regimes. Among other things, emerging market countries may have economic structures that are less mature and political systems that are less stable. Moreover, emerging market countries may have less developed securities markets, high inflation, and rapidly changing interest and currency exchange rates. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Fund's assets.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the
Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of several broad-based securities market indices as well as a composite index. The
Fund has selected the Morgan Stanley Capital International ("MSCI") World Index
as its primary benchmark. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Fund has selected the Russell 1000 ® Index as its secondary benchmark. The Russell 1000 ® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell
3000 ® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Fund has selected the Income Builder Composite Index as an additional benchmark. The
Income Builder Composite Index is comprised of the MSCI World Index and the
Barclays Capital U.S. Aggregate Bond Index weighted 50%/50%, respectively. The
Fund has selected the Barclays Capital U.S. Aggregate Bond Index as an
additional benchmark. The Barclays Capital U.S. Aggregate Bond Index is a
broad-based benchmark that measures the investment grade, U.S.
dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class I shares, first offered on
January 2, 2004, include the historical performance of Class B shares, through
January 1, 2004. Performance figures for Investor Class shares, first offered on
February 28, 2008, include the performance of Class A shares through February
27, 2008. Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit
mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Fund has selected the Income Builder Composite Index as an additional benchmark. The Income Builder Composite Index is comprised of the MSCI World Index and the Barclays Capital U.S. Aggregate Bond Index weighted 50%/50%, respectively. The Fund has selected the Barclays Capital U.S. Aggregate Bond Index as an additional benchmark.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class B Shares (by calendar year 2001-2010)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
3Q/10  9.82%
Worst Quarter
4Q/08  -14.22%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | MainStay Income Builder Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.22%)
MainStay Income Builder Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
MainStay Income Builder Fund | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.31%
MainStay Income Builder Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.83%
MainStay Income Builder Fund | Income Builder Composite Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Income Builder Composite Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.47%
MainStay Income Builder Fund | MainStay Income Builder Fund - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.64%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	694
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	998
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,323
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,242
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.86%
MainStay Income Builder Fund | MainStay Income Builder Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.64%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	661
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	895
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,148
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,871
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.92%
MainStay Income Builder Fund | MainStay Income Builder Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.64%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	727
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,000
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,400
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,388
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	227
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	700
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,200
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,388
Annual Return 2001	rr_AnnualReturn2001	(12.61%)
Annual Return 2002	rr_AnnualReturn2002	(18.37%)
Annual Return 2003	rr_AnnualReturn2003	18.18%
Annual Return 2004	rr_AnnualReturn2004	5.63%
Annual Return 2005	rr_AnnualReturn2005	5.35%
Annual Return 2006	rr_AnnualReturn2006	8.32%
Annual Return 2007	rr_AnnualReturn2007	5.97%
Annual Return 2008	rr_AnnualReturn2008	(27.56%)
Annual Return 2009	rr_AnnualReturn2009	21.25%
Annual Return 2010	rr_AnnualReturn2010	13.07%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.67%
MainStay Income Builder Fund | MainStay Income Builder Fund - Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.07%)
MainStay Income Builder Fund | MainStay Income Builder Fund - Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.37%
MainStay Income Builder Fund | MainStay Income Builder Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.64%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	327
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,200
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,575
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	227
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	700
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,200
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,575
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.66%
MainStay Income Builder Fund | MainStay Income Builder Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.64%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.89%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.64% on assets up to $500 million; 0.60% on assets from $500 million up to $1 billion; and 0.575% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.01% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

MainStay Equity Index Fund (Prospectus Summary) | MainStay Equity Index Fund
MainStay Equity Index Fund
Investment Objective
The Fund seeks to provide investment results that correspond to the total return performance (reflecting reinvestment of dividends) of publicly traded common stocks represented by the S&P 500® Index.

The Fund is closed to new investors and new share purchases. No purchase orders, systematic investments or exchanges are being accepted. Existing shareholders are permitted to reinvest dividends and capital gains only.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you hold shares of the Fund. The Fund is closed to new investors and new share purchases.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MainStay Equity Index Fund MainStay Equity Index Fund - Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MainStay Equity Index Fund MainStay Equity Index Fund - Class A
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.27%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.33%
Total Annual Fund Operating Expenses		0.85%
Waivers / Reimbursements	[2]	(0.25%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements		0.60%
[1]	The management fee is as follows: 0.25% on assets up to $1 billion; 0.225% on assets from $1 billion up to $3 billion; and 0.20% on assets in excess of $3 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.02% of the Fund's average daily net assets, but did not result in a net increase in the Fund's Total Annual Fund Operating Expenses. New York Life Investments has contractually agreed to waive its management fee to 0.19% on assets up to $1 billion; 0.165% on assets from $1 billion up to $3 billion; and 0.14% on assets in excess of $3 billion. This agreement may only be amended or terminated by action of the Board of Trustees ("Board") of the Fund.
[2]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.60% of the Fund's average daily net assets. This agreement expires on February 28, 2012, and may only be amended or terminated prior to that date by action of the Board.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MainStay Equity Index Fund MainStay Equity Index Fund - Class A	359	539	733	1,295

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in stocks as represented in the Standard &
Poor's 500® ("S&P 500 ®") Index, and in the same proportion, to the extent feasible.

Investment Process: Madison Square Investors LLC, the Fund's Subadvisor, uses statistical techniques to determine which stocks are to be purchased or sold to replicate the S&P 500® Index to the extent feasible. From time to time, adjustments may be made in the Fund's portfolio because of changes in the composition of the S&P 500® Index. The correlation between the performance of the Fund and the S&P 500® Index is expected to be at least 0.95, before charges, fees and expenses, on an annual basis. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value ("NAV") of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500® Index.

The Fund's investments also include S&P 500® Index futures which may be used for cash management purposes.

Guarantee

The Fund comes with an unconditional one-day guarantee from NYLIFE LLC
("NYLIFE"). If, on the business day immediately after ten years from your date(s) of purchase(s) (the "Guarantee Date"), the NAV of a Fund share, plus the value of all cumulative reinvested dividends and distributions attributable to such share paid during that ten-year period ("Guaranteed Share") is less than the price you initially paid for the Guaranteed Share, NYLIFE will pay you the difference between the price you paid and the NAV of a Guaranteed Share as of the close of business on the Guarantee Date. See "The MainStay Equity Index Fund
Guarantee" on page 8 of the Fund's Prospectus.

Even though the Fund is closed to new share purchases, NYLIFE continues to honor the guarantee.

Principal Risks
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

S&P 500® Index Risk: If the value of the S&P 500® Index declines, the net asset value of shares of the Fund will also decline. The Fund's ability to mirror the
S&P 500® Index may be affected by, among other things, transaction costs;
changes in either the makeup of the S&P 500® Index or the number of shares outstanding for the components of the S&P 500® Index; and the timing and amount of contributions to, and redemptions from, the Fund by shareholders.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.

Past Performance
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Standard & Poor's
500 ® Index ("S&P 500 ® Index") as its primary benchmark index. The S&P 500 ®
Index is widely regarded as the standard index for measuring large-cap U.S.
stock market performance.

Class A shares were first offered on December 20, 1990. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown.

Annual Returns, Class A Shares (by calendar year 2001-2010)

Best Quarter
2Q/09  15.90%
Worst Quarter
4Q/08  -22.10%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns MainStay Equity Index Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MainStay Equity Index Fund - Class A	Class A Return Before Taxes	11.01%	1.17%	0.45%
MainStay Equity Index Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	10.78%	0.91%	0.08%
MainStay Equity Index Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	7.45%	0.98%	0.26%
S&P 500 Index	S&P 500 �� Index (reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
MainStay Equity Index Fund (Prospectus Summary) | MainStay Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Equity Index Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correspond to the total return performance (reflecting reinvestment of dividends) of publicly traded common stocks represented by the S&P 500® Index.

The Fund is closed to new investors and new share purchases. No purchase orders, systematic investments or exchanges are being accepted. Existing shareholders are permitted to reinvest dividends and capital gains only.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you hold shares of the Fund. The Fund is closed to new investors and new share purchases.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in stocks as represented in the Standard &
Poor's 500® ("S&P 500 ®") Index, and in the same proportion, to the extent feasible.

Investment Process: Madison Square Investors LLC, the Fund's Subadvisor, uses statistical techniques to determine which stocks are to be purchased or sold to replicate the S&P 500® Index to the extent feasible. From time to time, adjustments may be made in the Fund's portfolio because of changes in the composition of the S&P 500® Index. The correlation between the performance of the Fund and the S&P 500® Index is expected to be at least 0.95, before charges, fees and expenses, on an annual basis. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value ("NAV") of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500® Index.

The Fund's investments also include S&P 500® Index futures which may be used for cash management purposes.

Guarantee

The Fund comes with an unconditional one-day guarantee from NYLIFE LLC
("NYLIFE"). If, on the business day immediately after ten years from your date(s) of purchase(s) (the "Guarantee Date"), the NAV of a Fund share, plus the value of all cumulative reinvested dividends and distributions attributable to such share paid during that ten-year period ("Guaranteed Share") is less than the price you initially paid for the Guaranteed Share, NYLIFE will pay you the difference between the price you paid and the NAV of a Guaranteed Share as of the close of business on the Guarantee Date. See "The MainStay Equity Index Fund
Guarantee" on page 8 of the Fund's Prospectus.

Even though the Fund is closed to new share purchases, NYLIFE continues to honor the guarantee.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives.

Management Risk: The investment strategies, practices and risk analysis used by the Fund 's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

S&P 500® Index Risk: If the value of the S&P 500® Index declines, the net asset value of shares of the Fund will also decline. The Fund's ability to mirror the
S&P 500® Index may be affected by, among other things, transaction costs;
changes in either the makeup of the S&P 500® Index or the number of shares outstanding for the components of the S&P 500® Index; and the timing and amount of contributions to, and redemptions from, the Fund by shareholders.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Standard & Poor's
500 ® Index ("S&P 500 ® Index") as its primary benchmark index. The S&P 500 ®
Index is widely regarded as the standard index for measuring large-cap U.S.
stock market performance.

Class A shares were first offered on December 20, 1990. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class A Shares (by calendar year 2001-2010)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
2Q/09  15.90%
Worst Quarter
4Q/08  -22.10%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
MainStay Equity Index Fund (Prospectus Summary) | MainStay Equity Index Fund | MainStay Equity Index Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.10%)
MainStay Equity Index Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 �� Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
MainStay Equity Index Fund | MainStay Equity Index Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.27%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.60%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	359
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	733
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,295
Annual Return 2001	rr_AnnualReturn2001	(12.65%)
Annual Return 2002	rr_AnnualReturn2002	(22.70%)
Annual Return 2003	rr_AnnualReturn2003	27.40%
Annual Return 2004	rr_AnnualReturn2004	9.95%
Annual Return 2005	rr_AnnualReturn2005	4.33%
Annual Return 2006	rr_AnnualReturn2006	15.17%
Annual Return 2007	rr_AnnualReturn2007	4.90%
Annual Return 2008	rr_AnnualReturn2008	(37.34%)
Annual Return 2009	rr_AnnualReturn2009	26.14%
Annual Return 2010	rr_AnnualReturn2010	14.45%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.45%
MainStay Equity Index Fund | MainStay Equity Index Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.08%
MainStay Equity Index Fund | MainStay Equity Index Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.26%

[1]	The management fee is as follows: 0.25% on assets up to $1 billion; 0.225% on assets from $1 billion up to $3 billion; and 0.20% on assets in excess of $3 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.02% of the Fund's average daily net assets, but did not result in a net increase in the Fund's Total Annual Fund Operating Expenses. New York Life Investments has contractually agreed to waive its management fee to 0.19% on assets up to $1 billion; 0.165% on assets from $1 billion up to $3 billion; and 0.14% on assets in excess of $3 billion. This agreement may only be amended or terminated by action of the Board of Trustees ("Board") of the Fund.
[2]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.60% of the Fund's average daily net assets. This agreement expires on February 28, 2012, and may only be amended or terminated prior to that date by action of the Board.